UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Arizona Municipal Income Fund

Class A ETAZX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$94,525,330
# of Portfolio Holdings	104
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
23.2%
Special Tax Revenue
13.2%
Hospital
11.7%
Education
11.2%
Water and Sewer
8.0%
Housing
7.9%
Industrial Development Revenue
7.8%
Transportation
5.4%
Electric Utilities
5.1%
Other*
6.5%

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	5.1%
Transportation	5.4%
Industrial Development Revenue	7.8%
Housing	7.9%
Water and Sewer	8.0%
Education	11.2%
Hospital	11.7%
Special Tax Revenue	13.2%
General Obligations	23.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
19.8%
AA
53.9%
A
6.9%
BBB
10.5%
BB
2.1%
Not Rated
6.8%

Value	Value
Not Rated	6.8%
BB	2.1%
BBB	10.5%
A	6.9%
AA	53.9%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ETAZX-TSR-SAR

Eaton Vance Arizona Municipal Income Fund

Class C ECAZX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$94,525,330
# of Portfolio Holdings	104
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	5.1%
Transportation	5.4%
Industrial Development Revenue	7.8%
Housing	7.9%
Water and Sewer	8.0%
Education	11.2%
Hospital	11.7%
Special Tax Revenue	13.2%
General Obligations	23.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
BB	2.1%
BBB	10.5%
A	6.9%
AA	53.9%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ECAZX-TSR-SAR

Eaton Vance Arizona Municipal Income Fund

Class I EIAZX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$94,525,330
# of Portfolio Holdings	104
Portfolio Turnover Rate	30%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	6.5%
Electric Utilities	5.1%
Transportation	5.4%
Industrial Development Revenue	7.8%
Housing	7.9%
Water and Sewer	8.0%
Education	11.2%
Hospital	11.7%
Special Tax Revenue	13.2%
General Obligations	23.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
BB	2.1%
BBB	10.5%
A	6.9%
AA	53.9%
AAA	19.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EIAZX-TSR-SAR

Eaton Vance Connecticut Municipal Income Fund

Class A ETCTX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,165,302
# of Portfolio Holdings	124
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
31.7%
Education
28.5%
Housing
12.3%
Hospital
8.4%
Special Tax Revenue
4.9%
Water and Sewer
4.1%
Other*
10.1%

Value	Value
OtherFootnote Reference*	10.1%
Water and Sewer	4.1%
Special Tax Revenue	4.9%
Hospital	8.4%
Housing	12.3%
Education	28.5%
General Obligations	31.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
28.8%
AA
43.3%
A
14.8%
BBB
4.9%
BB
1.3%
Not Rated
6.9%

Value	Value
Not Rated	6.9%
BB	1.3%
BBB	4.9%
A	14.8%
AA	43.3%
AAA	28.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ETCTX-TSR-SAR

Eaton Vance Connecticut Municipal Income Fund

Class C ECCTX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,165,302
# of Portfolio Holdings	124
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Water and Sewer	4.1%
Special Tax Revenue	4.9%
Hospital	8.4%
Housing	12.3%
Education	28.5%
General Obligations	31.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.9%
BB	1.3%
BBB	4.9%
A	14.8%
AA	43.3%
AAA	28.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ECCTX-TSR-SAR

Eaton Vance Connecticut Municipal Income Fund

Class I EICTX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$127,165,302
# of Portfolio Holdings	124
Portfolio Turnover Rate	33%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	10.1%
Water and Sewer	4.1%
Special Tax Revenue	4.9%
Hospital	8.4%
Housing	12.3%
Education	28.5%
General Obligations	31.7%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.9%
BB	1.3%
BBB	4.9%
A	14.8%
AA	43.3%
AAA	28.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EICTX-TSR-SAR

Eaton Vance Minnesota Municipal Income Fund

Class A ETMNX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$247,296,530
# of Portfolio Holdings	132
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
38.8%
Hospital
20.6%
Electric Utilities
9.4%
Education
8.2%
Transportation
4.5%
Housing
3.6%
Special Tax Revenue
3.4%
Other*
11.5%

Value	Value
OtherFootnote Reference*	11.5%
Special Tax Revenue	3.4%
Housing	3.6%
Transportation	4.5%
Education	8.2%
Electric Utilities	9.4%
Hospital	20.6%
General Obligations	38.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
25.2%
AA
48.4%
A
18.9%
BBB
1.3%
BB
0.6%
Not Rated
5.6%

Value	Value
Not Rated	5.6%
BB	0.6%
BBB	1.3%
A	18.9%
AA	48.4%
AAA	25.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ETMNX-TSR-SAR

Eaton Vance Minnesota Municipal Income Fund

Class C ECMNX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$247,296,530
# of Portfolio Holdings	132
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.5%
Special Tax Revenue	3.4%
Housing	3.6%
Transportation	4.5%
Education	8.2%
Electric Utilities	9.4%
Hospital	20.6%
General Obligations	38.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	0.6%
BBB	1.3%
A	18.9%
AA	48.4%
AAA	25.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ECMNX-TSR-SAR

Eaton Vance Minnesota Municipal Income Fund

Class I EIMNX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$247,296,530
# of Portfolio Holdings	132
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	11.5%
Special Tax Revenue	3.4%
Housing	3.6%
Transportation	4.5%
Education	8.2%
Electric Utilities	9.4%
Hospital	20.6%
General Obligations	38.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	0.6%
BBB	1.3%
A	18.9%
AA	48.4%
AAA	25.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EIMNX-TSR-SAR

Eaton Vance Municipal Opportunities Fund

Class A EMOAX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$703,493,714
# of Portfolio Holdings	392
Portfolio Turnover Rate	88%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
21.3%
Transportation
12.5%
Hospital
11.4%
Housing
10.7%
Water and Sewer
8.5%
Senior Living/Life Care
8.3%
Special Tax Revenue
6.8%
Education
6.6%
Industrial Development Revenue
4.9%
Other Revenue
3.6%
Other*
5.4%

Value	Value
OtherFootnote Reference*	5.4%
Other Revenue	3.6%
Industrial Development Revenue	4.9%
Education	6.6%
Special Tax Revenue	6.8%
Senior Living/Life Care	8.3%
Water and Sewer	8.5%
Housing	10.7%
Hospital	11.4%
Transportation	12.5%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
15.3%
AA
44.7%
A
17.8%
BBB
5.8%
BB
6.5%
B
0.9%
Not Rated
9.0%

Value	Value
Not Rated	9.0%
B	0.9%
BB	6.5%
BBB	5.8%
A	17.8%
AA	44.7%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EMOAX-TSR-SAR

Eaton Vance Municipal Opportunities Fund

Class C EMOCX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$703,493,714
# of Portfolio Holdings	392
Portfolio Turnover Rate	88%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Other Revenue	3.6%
Industrial Development Revenue	4.9%
Education	6.6%
Special Tax Revenue	6.8%
Senior Living/Life Care	8.3%
Water and Sewer	8.5%
Housing	10.7%
Hospital	11.4%
Transportation	12.5%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	9.0%
B	0.9%
BB	6.5%
BBB	5.8%
A	17.8%
AA	44.7%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EMOCX-TSR-SAR

Eaton Vance Municipal Opportunities Fund

Class I EMOIX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$703,493,714
# of Portfolio Holdings	392
Portfolio Turnover Rate	88%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.4%
Other Revenue	3.6%
Industrial Development Revenue	4.9%
Education	6.6%
Special Tax Revenue	6.8%
Senior Living/Life Care	8.3%
Water and Sewer	8.5%
Housing	10.7%
Hospital	11.4%
Transportation	12.5%
General Obligations	21.3%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	9.0%
B	0.9%
BB	6.5%
BBB	5.8%
A	17.8%
AA	44.7%
AAA	15.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EMOIX-TSR-SAR

Eaton Vance New Jersey Municipal Income Fund

Class A ETNJX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$152,858,825
# of Portfolio Holdings	89
Portfolio Turnover Rate	45%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
19.2%
Transportation
15.5%
Hospital
15.0%
Education
11.0%
Special Tax Revenue
11.0%
Lease Rev./Cert. of Participation
8.1%
Industrial Development Revenue
5.6%
Water and Sewer
5.0%
Other*
9.6%

Value	Value
OtherFootnote Reference*	9.6%
Water and Sewer	5.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	8.1%
Special Tax Revenue	11.0%
Education	11.0%
Hospital	15.0%
Transportation	15.5%
General Obligations	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AAA
11.9%
AA
51.7%
A
18.9%
BBB
11.9%
BB
0.1%
Not Rated
5.5%

Value	Value
Not Rated	5.5%
BB	0.1%
BBB	11.9%
A	18.9%
AA	51.7%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ETNJX-TSR-SAR

Eaton Vance New Jersey Municipal Income Fund

Class C ECNJX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$152,858,825
# of Portfolio Holdings	89
Portfolio Turnover Rate	45%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Water and Sewer	5.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	8.1%
Special Tax Revenue	11.0%
Education	11.0%
Hospital	15.0%
Transportation	15.5%
General Obligations	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.5%
BB	0.1%
BBB	11.9%
A	18.9%
AA	51.7%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ECNJX-TSR-SAR

Eaton Vance New Jersey Municipal Income Fund

Class I EINJX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$152,858,825
# of Portfolio Holdings	89
Portfolio Turnover Rate	45%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	9.6%
Water and Sewer	5.0%
Industrial Development Revenue	5.6%
Lease Rev./Cert. of Participation	8.1%
Special Tax Revenue	11.0%
Education	11.0%
Hospital	15.0%
Transportation	15.5%
General Obligations	19.2%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.5%
BB	0.1%
BBB	11.9%
A	18.9%
AA	51.7%
AAA	11.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EINJX-TSR-SAR

Eaton Vance Pennsylvania Municipal Income Fund

Class A ETPAX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,102,377
# of Portfolio Holdings	110
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Hospital 21.5%
Transportation 16.0%
Education 12.0%
General Obligations 11.4%
Senior Living/Life Care 7.0%
Special Tax Revenue 6.3%
Water and Sewer 6.2%
Housing 6.2%
Lease Rev./Cert. of Participation 4.6%
Bond Bank 3.2%
Other* 5.6%

Value	Value
OtherFootnote Reference*	5.6%
Bond Bank	3.2%
Lease Rev./Cert. of Participation	4.6%
Housing	6.2%
Water and Sewer	6.2%
Special Tax Revenue	6.3%
Senior Living/Life Care	7.0%
General Obligations	11.4%
Education	12.0%
Transportation	16.0%
Hospital	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

AA
54.9%
A
25.6%
BBB
11.1%
BB
2.0%
B
0.5%
Not Rated
5.9%

Value	Value
Not Rated	5.9%
B	0.5%
BB	2.0%
BBB	11.1%
A	25.6%
AA	54.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ETPAX-TSR-SAR

Eaton Vance Pennsylvania Municipal Income Fund

Class C ECPAX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,102,377
# of Portfolio Holdings	110
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Bond Bank	3.2%
Lease Rev./Cert. of Participation	4.6%
Housing	6.2%
Water and Sewer	6.2%
Special Tax Revenue	6.3%
Senior Living/Life Care	7.0%
General Obligations	11.4%
Education	12.0%
Transportation	16.0%
Hospital	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.5%
BB	2.0%
BBB	11.1%
A	25.6%
AA	54.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

ECPAX-TSR-SAR

Eaton Vance Pennsylvania Municipal Income Fund

Class I EIPAX

Semi-Annual Shareholder Report January 31, 2025

This semi-annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$161,102,377
# of Portfolio Holdings	110
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Bond Bank	3.2%
Lease Rev./Cert. of Participation	4.6%
Housing	6.2%
Water and Sewer	6.2%
Special Tax Revenue	6.3%
Senior Living/Life Care	7.0%
General Obligations	11.4%
Education	12.0%
Transportation	16.0%
Hospital	21.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.9%
B	0.5%
BB	2.0%
BBB	11.1%
A	25.6%
AA	54.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report January 31, 2025

EIPAX-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipals Trust
Semi-Annual Financial Statements and
Additional Information
January 31, 2025

Arizona    •     Connecticut    •    Minnesota    •    New Jersey    •    Pennsylvania

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information January 31, 2025
Eaton Vance
Municipal Income Funds
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Education — 10.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$250	$ 252,153
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,050	1,052,100
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/44	450	481,122
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	51,179
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	420	387,580
Arizona State University, 5.00%, 7/1/36	1,150	1,158,188
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	250	203,193
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	430	379,032
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	455,430
4.25%, 7/1/44	500	454,905
Northern Arizona University, 5.00%, 6/1/38	1,000	1,022,690
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	495,290
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	1,000,160
University of Arizona:
5.00%, 6/1/38	1,500	1,534,485
5.00%, 6/1/42	1,000	1,043,120
		$ 9,970,627
Electric Utilities — 4.3%
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	$1,500	$ 1,489,860
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/45	1,000	1,058,970
5.00%, 1/1/54	1,390	1,485,938
		$ 4,034,768
General Obligations — 10.3%
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	$750	$ 763,582
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	1,125	1,115,010
Glendale, AZ:
5.00%, 7/1/40	550	611,408
5.00%, 7/1/41	1,250	1,378,087
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Glendale, AZ: (continued)
5.00%, 7/1/43	$550	$ 595,892
Paradise Valley Unified School District No. 69, AZ, 4.00%, 7/1/42	1,550	1,532,981
Puerto Rico:
0.00%, 7/1/33	750	523,388
5.625%, 7/1/29	1,000	1,073,650
Tempe, AZ, 5.00%, 7/1/44	2,000	2,183,400
		$ 9,777,398
Hospital — 11.1%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 1.85%, 1/1/46(2)	$2,410	$ 2,410,000
Arizona Industrial Development Authority, (Phoenix Children's Hospital):
4.00%, 2/1/50	1,500	1,362,720
(LOC: TD Bank, N.A.), 1.85%, 2/1/48(2)	290	290,000
(LOC: TD Bank, N.A.), 1.85%, 2/1/48(2)	265	265,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	500	486,650
4.00%, 1/1/48	2,350	2,200,422
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	422,316
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	894,120
(SPA: Northern Trust Co.), 1.25%, 11/15/52(2)	1,110	1,110,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	1,000	1,083,310
		$ 10,524,538
Housing — 7.9%
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	$995	$ 1,011,248
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,023,190
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	530	530,758
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,000	1,014,100
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	300	302,115
(GNMA), 4.45%, 9/1/44	1,000	1,005,840
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	508,330

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University): (continued)
5.00%, 7/1/44	$250	$ 251,955
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	427,027
5.00%, 7/1/37	500	509,390
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	375	377,385
(GNMA), 4.60%, 7/1/49	475	477,874
		$ 7,439,212
Industrial Development Revenue — 7.8%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,000	$ 2,049,520
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	500	440,610
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	839,919
Yavapai County Industrial Development Authority, AZ, (Republic Services, Inc.), 3.70%, 4/1/29(3)	2,000	2,000,000
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,011,980
		$ 7,342,029
Insured - Electric Utilities — 0.8%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$485	$ 478,142
Series SS, (NPFG), 5.00%, 7/1/25	245	244,981
		$ 723,123
Insured - General Obligations — 12.3%
Cartwright Elementary School District No. 83, AZ, (AGM), 5.25%, 7/1/42	$1,390	$ 1,501,103
Glendale Union High School District No. 205, AZ, (AGC), 5.00%, 7/1/43	1,125	1,225,980
Marana Unified School District No. 6, AZ:
(AGM), 5.00%, 7/1/41	750	813,675
(AGM), 5.00%, 7/1/42	725	783,384
Maricopa County Elementary School District No. 25, AZ, (AGM), 4.375%, 7/1/42	2,120	2,158,414
Maricopa County Elementary School District No. 3, AZ, (AGM), 5.00%, 7/1/25	2,670	2,693,176
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	725	701,524
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Phoenix Elementary School District No. 1, AZ: (continued)
(BAM), 5.00%, 7/1/43	$1,140	$ 1,225,546
Vail Unified School District No. 20, AZ, (BAM), 4.00%, 7/1/43	500	490,710
		$ 11,593,512
Insured - Hospital — 0.5%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/49	$500	$ 483,940
		$ 483,940
Insured - Lease Revenue/Certificates of Participation — 1.5%
Higley Unified School District No. 60, AZ, Certificates of Participation:
(AGM), 4.125%, 6/1/42	$500	$ 493,415
(AGM), 4.25%, 6/1/47	1,000	971,120
		$ 1,464,535
Insured - Special Tax Revenue — 4.0%
Glendale, AZ, Transportation Excise Tax Revenue, (AGM), Prerefunded to 7/1/25, 5.00%, 7/1/30	$1,250	$ 1,261,062
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	1,635	1,969,750
Sedona, AZ, Excise Tax Revenue:
(AGM), 5.00%, 7/1/42	250	266,435
(AGM), 5.00%, 7/1/54	250	259,313
		$ 3,756,560
Insured - Water and Sewer — 1.1%
Goodyear, AZ, Water and Sewer Revenue, (AGC), 5.00%, 7/1/43(4)	$1,000	$ 1,090,620
		$ 1,090,620
Other Revenue — 1.5%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,460,758
		$ 1,460,758
Senior Living/Life Care — 1.8%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 598,626
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	195	189,899
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	379,650

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe): (continued)
4.00%, 12/1/30	$500	$ 499,205
		$ 1,667,380
Special Tax Revenue — 8.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 201,118
Bullhead City, AZ, Excise Taxes Revenue:
0.75%, 7/1/25	40	39,452
1.30%, 7/1/28	500	459,970
2.10%, 7/1/36	580	464,899
2.55%, 7/1/46	1,250	867,937
4.00%, 7/1/32	275	282,389
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	983,970
Maricopa, AZ, Pledged Revenue, 5.25%, 7/15/42	600	661,512
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	1,000	980,390
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	1,000,270
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,040	1,001,780
5.00%, 8/1/49	1,000	1,070,870
		$ 8,014,557
Transportation — 5.4%
Arizona Transportation Board, 5.00%, 7/1/25	$1,100	$ 1,110,186
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/37	1,500	1,489,860
(AMT), 4.00%, 7/1/38	1,000	984,880
(AMT), 5.00%, 7/1/49	1,455	1,477,261
		$ 5,062,187
Water and Sewer — 6.8%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$ 1,524,690
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	1,000	977,280
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,419
5.00%, 7/1/39	1,000	1,110,170
5.25%, 7/1/47	1,800	1,970,172
		$ 6,443,731
Total Tax-Exempt Municipal Obligations (identified cost $90,584,808)		$ 90,849,475

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.6%
Arizona Industrial Development Authority, (Doral Academy of Northern Nevada), 3.375%, 7/15/25(1)	$70	$ 69,419
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	508,675
		$ 578,094
General Obligations — 0.5%
Maricopa, AZ, 5.09%, 7/1/25	$500	$ 501,660
		$ 501,660
Special Tax Revenue — 0.7%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 667,156
		$ 667,156
Total Taxable Municipal Obligations (identified cost $1,920,000)		$ 1,746,910

Short-Term Investments — 1.6%
U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/25/25	$1,500	$ 1,496,110
Total U.S. Treasury Obligations (identified cost $1,495,744)		$ 1,496,110
Total Short-Term Investments (identified cost $1,495,744)		$ 1,496,110
Total Investments — 99.5% (identified cost $94,000,552)		$ 94,092,495
Other Assets, Less Liabilities — 0.5%		$ 432,835
Net Assets — 100.0%		$ 94,525,330

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $4,913,714 or 5.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(4)	When-issued security.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 20.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 11.9% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Yale University, 0.873%, 4/15/25	$1,000	$ 993,128
Total Corporate Bonds (identified cost $928,000)		$ 993,128

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,039,420
Green Bonds, 5.00%, 5/1/37	1,000	1,033,690
		$ 2,073,110
Education — 23.9%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
4.00%, 7/1/41	$400	$ 387,844
5.00%, 7/1/30	175	189,950
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	595,603
5.00%, 7/1/37	375	420,611
5.00%, 7/1/38	250	278,613
Connecticut Health and Educational Facilities Authority, (Connecticut College), 4.00%, 7/1/36	1,225	1,225,955
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/42	2,500	2,476,425
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,725	1,816,235
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	975	968,584
5.00%, 7/1/34	1,475	1,503,585
5.00%, 7/1/48	1,000	1,041,650
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,855	1,774,215
5.00%, 7/1/37	810	830,137
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	139,158
4.00%, 7/1/30	125	128,983
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/33	$430	$ 439,563
4.00%, 7/1/34	1,130	1,150,916
4.00%, 7/1/36	560	566,955
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	826,160
5.00%, 7/1/35	850	864,969
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 2.05%, 7/1/40(1)	2,100	2,100,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,248,029
2.80% to 2/10/26 (Put Date), 7/1/48	2,500	2,490,525
1.40%, 7/1/36(2)	4,320	4,320,000
University of Connecticut, 5.50%, 11/15/53	1,500	1,665,720
		$ 30,450,385
Escrowed/Prerefunded — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	$150	$ 150,989
		$ 150,989
General Obligations — 21.9%
Branford, CT:
4.00%, 10/15/41	$1,000	$ 1,011,130
4.00%, 10/15/42	1,000	1,004,070
Colchester, CT:
4.00%, 10/15/28	440	440,418
4.00%, 10/15/45	515	515,979
4.00%, 10/15/46	515	516,035
4.00%, 10/15/47	515	515,314
Connecticut:
4.00%, 6/15/34	1,500	1,501,515
4.00%, 1/15/38	1,000	1,019,030
4.00%, 6/15/39	300	305,439
4.00%, 6/15/41	300	302,013
Social Bonds, 4.00%, 1/15/43	1,000	995,300
Social Bonds, 5.00%, 11/15/42	1,500	1,628,295
Darien, CT, 4.00%, 4/15/48	1,125	1,104,548
East Haddam, CT:
3.00%, 12/1/35	400	377,008
3.00%, 12/1/37	335	308,200
Ellington, CT, 3.00%, 9/15/35	210	196,608

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Groton, CT:
Green Bonds, 4.00%, 4/1/40	$1,410	$ 1,423,733
Green Bonds, 4.125%, 4/1/41	1,410	1,425,721
Naugatuck, CT, 5.25%, 10/15/43	275	299,404
New Milford, CT, 4.25%, 7/18/25	600	604,266
North Haven, CT, 5.00%, 7/15/25	1,490	1,505,794
Norwalk, CT, 4.00%, 8/15/47	1,425	1,413,628
Puerto Rico:
0.00%, 7/1/33	750	523,388
5.625%, 7/1/27	340	354,552
5.625%, 7/1/29	1,250	1,342,063
South Windsor, CT, 4.00%, 2/1/43	1,425	1,429,474
Waterbury, CT, 5.00%, 8/1/37	1,150	1,269,876
West Haven, CT, 4.00%, 9/15/36	1,000	1,000,980
Westport, CT:
4.00%, 5/15/41	500	505,910
4.00%, 5/15/42	500	504,035
4.00%, 5/15/43	500	502,585
Windsor Locks, CT:
4.125%, 7/15/41	640	654,170
4.25%, 7/15/48	1,280	1,292,710
		$ 27,793,191
Hospital — 7.5%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,535	$ 1,477,223
5.25%, 7/15/48	1,000	1,072,220
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,000	958,050
4.00%, 7/1/49	1,500	1,360,260
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	500	488,325
4.00%, 7/1/46	1,620	1,479,708
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,000	2,039,540
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/46	150	160,299
5.00% to 7/1/29 (Put Date), 7/1/49	500	537,090
		$ 9,572,715
Security	Principal Amount (000's omitted)	Value
Housing — 12.3%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$995	$ 984,851
4.00%, 11/15/38	750	751,403
(SPA: TD Bank, N.A.), 2.24%, 11/15/50(1)	500	500,000
Social Bonds, 4.20%, 11/15/38	1,000	1,007,530
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	700	705,663
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	2,000	2,016,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	1,000	1,027,540
Sustainability Bonds, 4.05%, 11/15/42	1,000	985,580
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), 1.65%, 11/15/32	1,240	1,016,465
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,000	997,850
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,920	1,910,918
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.50%, 10/1/49	1,685	1,679,541
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	1,990	2,002,099
		$ 15,585,440
Insured - Education — 3.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,182,635
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,330,952
		$ 4,513,587
Insured - General Obligations — 6.4%
Bridgeport, CT:
(AGM), 5.00%, 8/15/33	$2,455	$ 2,519,125
(BAM), 5.00%, 7/1/40	500	551,730
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,535,971
New Britain, CT:
(BAM), 4.00%, 3/1/47	2,000	1,914,760
(BAM), 5.00%, 3/1/47	1,000	1,042,140
New Haven, CT, (BAM), 5.25%, 8/1/43	500	539,785
		$ 8,103,511
Insured - Hospital — 0.8%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/37	$1,000	$ 1,021,160
		$ 1,021,160

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.5%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	$1,000	$ 970,410
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	500	502,705
5.00%, 12/1/34	1,000	1,012,620
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	232,243
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(3)	500	456,400
		$ 3,174,378
Special Tax Revenue — 4.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 201,118
Connecticut, Special Tax Obligation Bonds:
4.00%, 8/1/35	2,000	2,000,500
4.00%, 5/1/38	1,000	1,021,190
5.00%, 7/1/39	500	558,695
5.00%, 7/1/42	1,000	1,104,500
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,360,367
		$ 6,246,370
Student Loan — 2.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$565	$ 559,621
(AMT), 4.125%, 11/15/40	1,750	1,714,877
(AMT), 4.25%, 11/15/38	650	650,826
(AMT), 5.00%, 11/15/28	250	261,205
(AMT), 5.00%, 11/15/29	220	229,566
		$ 3,416,095
Transportation — 1.5%
Connecticut Airport Authority, (Ground Transportation Center):
(AMT), 4.00%, 7/1/49	$1,000	$ 898,730
(AMT), 5.00%, 7/1/49	1,000	1,006,180
		$ 1,904,910
Water and Sewer — 4.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/53	$1,500	$ 1,629,195
South Central Connecticut Regional Water Authority, CT, 5.00%, 8/1/49	2,210	2,379,242
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Stamford, CT, (Water Pollution Control System):
4.00%, 4/1/44	$1,000	$ 987,000
5.00%, 9/15/30	125	126,696
		$ 5,122,133
Total Tax-Exempt Municipal Obligations (identified cost $119,013,961)		$119,127,974

Taxable Municipal Obligations — 3.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.3%
Connecticut:
3.136%, 4/15/25	$770	$ 767,913
4.807%, 5/1/31	1,000	1,001,510
Naugatuck, CT:
1.14%, 9/15/26	200	189,682
1.40%, 9/15/27	250	230,630
1.60%, 9/15/28	255	229,375
1.79%, 9/15/29	750	659,363
Norwalk, CT, 1.381%, 7/15/29	1,000	876,610
Watertown, CT, 2.25%, 10/15/33	290	232,774
Total Taxable Municipal Obligations (identified cost $4,338,474)		$ 4,187,857

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.6%
U.S. Treasury Obligations — 1.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/25/25	$2,000	$ 1,994,813
Total U.S. Treasury Obligations (identified cost $1,994,325)		$ 1,994,813
Total Short-Term Investments (identified cost $1,994,325)		$ 1,994,813
Total Investments — 99.3% (identified cost $126,274,760)		$126,303,772
Other Assets, Less Liabilities — 0.7%		$ 861,530
Net Assets — 100.0%		$127,165,302
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $1,627,928 or 1.3% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 10.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 4.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$2,000	$ 2,000,220
		$ 2,000,220
Education — 7.9%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/53	$5,000	$ 5,262,650
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,011,475
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	345	315,050
4.00%, 10/1/50	1,440	1,290,801
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,861,300
5.00%, 10/1/49	1,500	1,577,685
Green Bonds, 5.00%, 10/1/52	2,000	2,064,200
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,204,584
University of Minnesota:
5.00%, 4/1/38	325	343,756
5.00%, 9/1/39	1,500	1,547,790
5.00%, 9/1/40	1,000	1,029,580
5.00%, 11/1/42	2,000	2,130,160
		$ 19,639,031
Electric Utilities — 7.7%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 556,506
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,504
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,332,286
5.00%, 10/1/33	250	250,903
5.00%, 10/1/34	250	250,903
5.00%, 10/1/35	200	200,722
5.00%, 10/1/47	3,210	3,258,985
Northern Municipal Power Agency, MN:
5.00%, 1/1/26	375	381,784
5.00%, 1/1/27	640	662,976
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	3,660	3,744,546
Southern Minnesota Municipal Power Agency, 5.00%, 1/1/46	1,500	1,517,385
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	885	899,036
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	$1,250	$ 1,160,625
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	892,590
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	981,849
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	750	823,627
5.00%, 1/1/36	800	813,312
		$ 19,078,539
General Obligations — 37.4%
Apple Valley, MN, 4.00%, 12/15/44	$2,000	$ 1,927,600
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,011,000
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,426,124
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	1,000	1,001,950
Cook County Independent School District No. 166, MN, 4.125%, 2/1/45(1)	1,645	1,626,412
Duluth, MN, 5.00%, 2/1/32	1,000	1,020,140
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	1,030	1,026,323
Edina, MN, 4.00%, 2/1/46	1,130	1,113,818
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,250,947
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,181,240
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,230,740
Hennepin County, MN:
5.00%, 12/1/38	1,915	2,146,715
5.00%, 12/1/43	3,000	3,322,290
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,300	1,300,754
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,161,540
4.00%, 2/1/50	1,425	1,342,977
Martin County West Independent School District No. 2448, MN:
4.00%, 2/1/45	1,500	1,461,795
5.00%, 2/1/41	1,500	1,656,465
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	1,255	1,283,212
5.00%, 2/1/45	2,515	2,721,356
Minneapolis, MN:
3.00%, 12/1/43	4,870	4,168,818

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis, MN: (continued)
5.00%, 12/1/40	$4,170	$ 4,558,060
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	2,004,500
4.00%, 3/1/44	3,000	2,969,940
Minnesota:
4.00%, 9/1/41	2,000	1,993,220
5.00%, 8/1/38	1,135	1,268,703
5.00%, 8/1/40	1,500	1,620,465
5.00%, 8/1/42	2,820	3,130,961
Oakdale, MN, 4.00%, 2/1/49	1,980	1,922,936
Puerto Rico, 5.625%, 7/1/29	1,500	1,610,475
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,966,813
Rice County, MN, 4.00%, 2/1/52	3,000	2,844,300
Robbinsdale Independent School District No. 281, MN, 4.375%, 2/1/41	1,680	1,717,010
Rosemount, MN:
4.00%, 2/1/44	2,480	2,437,865
4.00%, 2/1/48	1,835	1,758,462
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	2,929,710
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,597,563
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,006,884
0.00%, 2/1/37	1,500	864,915
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	3,000	2,937,420
St. Francis, MN:
4.00%, 2/1/47	920	879,833
4.125%, 2/1/53	595	567,398
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	3,620	3,525,952
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	500	481,370
5.00%, 2/1/41	1,240	1,317,711
Stillwater Independent School District No. 834, 4.00%, 2/1/43	2,500	2,493,650
Washington County, MN, 5.00%, 2/1/42	1,000	1,098,790
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	617,710
		$ 92,504,832
Security	Principal Amount (000's omitted)	Value
Hospital — 19.2%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$3,635	$ 3,561,936
5.00%, 2/15/48	4,515	4,555,500
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group), 5.25%, 6/15/52	2,000	2,124,380
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	3,260,172
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,117,160
Minneapolis, MN, (Fairview Health Services):
5.00%, 11/15/34	1,400	1,408,638
(LOC: JPMorgan Chase Bank, N.A.), 2.30%, 11/15/48(2)	4,065	4,065,000
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,882,440
5.25%, 1/1/54	2,500	2,664,275
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,658,200
5.00%, 11/15/57	2,500	2,617,975
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	3,500	3,276,945
5.00%, 5/1/54	4,500	4,656,285
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/41(1)	1,500	1,668,720
5.00%, 8/15/43(1)	1,250	1,362,138
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	514,150
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	2,000	2,011,060
5.00%, 7/1/33	1,000	1,004,800
		$ 47,409,774
Housing — 3.5%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,720	$ 1,660,350
Minnesota Housing Finance Agency:
2.15%, 7/1/45	900	575,478
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	503,886
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	260,413
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 2.25%, 7/1/41(2)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	955	971,245
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	1,980	1,985,505

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	$955	$ 1,029,700
Social Bonds, (FHLMC), (FNMA), (GNMA), (AMT), 4.45%, 1/1/39	150	149,058
		$ 8,635,635
Insured - Electric Utilities — 1.4%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28	$475	$ 501,515
(AGM), 5.00%, 1/1/29	1,025	1,095,694
(AGM), 5.00%, 1/1/31	575	631,448
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,141,743
		$ 3,370,400
Insured - General Obligations — 0.2%
Alexandria Lake Area Sanitation District, MN, (AGM), 4.125%, 2/1/43	$500	$ 486,670
		$ 486,670
Insured - Hospital — 0.8%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,006,740
		$ 2,006,740
Lease Revenue/Certificates of Participation — 2.5%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,001,460
Minnesota, 5.00%, 3/1/27	3,000	3,132,720
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	2,061,638
		$ 6,195,818
Other Revenue — 2.0%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 1,051,110
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.915%, (67% of SOFR + 1.00%), 12/1/52(3)	2,000	2,010,040
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	2,025,660
		$ 5,086,810
Senior Living/Life Care — 2.3%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 849,064
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.): (continued)
5.00%, 9/1/43	$1,000	$ 1,000,800
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,602,928
4.00%, 10/1/26	1,680	1,686,350
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	595	542,206
		$ 5,681,348
Special Tax Revenue — 3.3%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 201,118
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	3,000,810
St. Paul, MN, Sales and Use Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	2,010	2,223,603
5.00%, 11/1/41	2,500	2,737,950
		$ 8,163,481
Student Loan — 2.2%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 5,369,190
		$ 5,369,190
Transportation — 4.4%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/52	$2,000	$ 2,093,940
(AMT), 5.00%, 1/1/49	3,500	3,545,185
(AMT), 5.25%, 1/1/44	3,200	3,398,624
(AMT), 5.25%, 1/1/47	1,750	1,824,060
		$ 10,861,809

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.2%
St. Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 3,001,710
		$ 3,001,710
Total Tax-Exempt Municipal Obligations (identified cost $241,298,373)		$239,492,007
Total Investments — 96.8% (identified cost $241,298,373)		$239,492,007
Other Assets, Less Liabilities — 3.2%		$ 7,804,523
Net Assets — 100.0%		$247,296,530
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $201,118 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 2.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/49	$500	$ 545,615
		$ 545,615
Education — 6.1%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 383,701
5.00%, 7/15/54(1)	500	505,460
5.00%, 7/15/64(1)	775	778,340
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 2.25%, 7/1/31(2)	2,700	2,700,000
New Jersey Educational Facilities Authority, (Princeton University):
2.00%, 3/1/38	3,565	2,774,069
5.00%, 3/1/43	2,000	2,241,480
		$ 9,383,050
General Obligations — 11.6%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,813,574
Bergen County Improvement Authority, NJ, (County Courthouse Project), 5.00%, 6/1/54	3,000	3,240,390
Cherry Hill Township School District, NJ, 4.00%, 8/1/42	4,000	4,015,600
Ocean County, NJ, 4.00%, 11/1/41	505	522,428
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	731,197
Puerto Rico, 5.625%, 7/1/29	1,000	1,073,650
Randolph Township School District, NJ, 4.00%, 8/1/44	2,405	2,357,140
Summit, NJ, 3.00%, 7/15/45	960	817,891
Tenafly School District, NJ, 4.00%, 8/1/44	2,120	2,149,553
		$ 17,721,423
Hospital — 14.6%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$105	$ 105,085
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health, Inc.):
5.00%, 7/1/35	2,795	2,888,465
5.00%, 7/1/38	2,005	2,059,376
New Jersey Health Care Facilities Financing Authority, (Hospital Capital Asset Financing Program), (LOC: TD Bank, N.A.), 2.25%, 7/1/35(2)	3,840	3,840,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	$2,500	$ 2,345,550
5.25%, 7/1/49	2,000	2,192,080
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54	4,400	4,447,476
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	1,000,252
3.125%, 7/1/33	835	755,207
4.00%, 7/1/48	3,000	2,650,350
		$ 22,283,841
Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, Social Bonds, 3.50%, 5/1/29	$1,000	$ 999,150
New Jersey Housing and Mortgage Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/42	1,975	1,991,136
Social Bonds, 4.55%, 10/1/44	1,000	1,006,410
		$ 3,996,696
Industrial Development Revenue — 5.4%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,049,230
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,800,820
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	749,505
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,677,650
		$ 8,277,205
Insured - Education — 4.6%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/54	$3,000	$ 3,150,630
New Jersey Educational Facilities Authority, (Montclair State University):
(AGM), 5.00%, 7/1/43	2,150	2,360,786
(AGM), 5.00%, 7/1/44	1,330	1,454,262
		$ 6,965,678
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,989,619
		$ 2,989,619

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$ 392,460
		$ 392,460
Insured - General Obligations — 5.3%
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	$1,000	$ 1,012,240
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,210,794
Paramus, NJ, (AGC), 2.00%, 10/1/36	1,910	1,553,441
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,307,127
		$ 8,083,602
Insured - Special Tax Revenue — 9.2%
Casino Reinvestment Development Authority, NJ:
(AGC), 4.00%, 11/1/44	$1,500	$ 1,407,255
(AGC), 5.00%, 11/1/40	1,000	1,092,560
(AGC), 5.00%, 11/1/41	795	862,583
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	6,180,785
(AGC), 0.00%, 7/1/27	1,900	1,739,640
(NPFG), 5.25%, 7/1/26	1,620	1,661,958
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,090,080
		$ 14,034,861
Insured - Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,020,904
South Jersey Transportation Authority, NJ, (BAM), 5.00%, 11/1/38	1,000	1,115,410
		$ 3,136,314
Insured - Water and Sewer — 2.6%
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AGM), 4.00%, 12/1/53	$3,000	$ 2,913,780
(AGM), 5.00%, 12/1/42	1,000	1,085,720
		$ 3,999,500
Lease Revenue/Certificates of Participation — 7.9%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,824,950
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	$1,000	$ 1,001,490
4.125%, 6/15/50	2,500	2,418,700
5.00%, 6/15/42	1,000	1,095,450
5.00%, 6/15/46	1,500	1,602,630
2023 Series AA, 5.00%, 6/15/38	1,000	1,109,790
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,526,715
Union County Improvement Authority, NJ, 4.125%, 4/15/54	1,500	1,476,930
		$ 12,056,655
Other Revenue — 2.6%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 4,038,511
		$ 4,038,511
Special Tax Revenue — 1.4%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 201,118
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,995,539
		$ 2,196,657
Student Loan — 1.4%
New Jersey Higher Education Student Assistance Authority:
6.143%, (90-day SOFR Average + 0. 95%), 6/1/36(3)	$710	$ 709,545
(AMT), 3.25%, 12/1/29	355	347,208
(AMT), 4.00%, 12/1/34	155	154,904
(AMT), 5.25%, 12/1/54	1,000	1,003,400
		$ 2,215,057
Transportation — 13.0%
Delaware River and Bay Authority:
4.00%, 1/1/44	$1,005	$ 984,699
5.00%, 1/1/49	1,125	1,201,736
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,190
New Jersey Turnpike Authority:
4.125%, 1/1/54	770	758,750
4.50%, 1/1/48	2,000	2,055,480
5.25%, 1/1/49	2,000	2,189,100
Port Authority of New York and New Jersey:
(AMT), 5.00%, 11/15/36	2,000	2,032,640
(AMT), 5.00%, 8/1/37	1,000	1,068,750
(AMT), 5.00%, 7/15/40	1,375	1,458,463

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
(AMT), 5.00%, 1/15/47	$1,000	$ 1,034,490
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,325	2,361,712
South Jersey Transportation Authority, NJ:
4.00%, 11/1/50	2,000	1,884,320
4.625%, 11/1/47	1,500	1,531,695
5.00%, 11/1/31	1,000	1,001,770
		$ 19,838,795
Water and Sewer — 2.2%
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/25	$2,000	$ 2,008,480
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	1,500	1,415,850
		$ 3,424,330
Total Tax-Exempt Municipal Obligations (identified cost $145,096,111)		$145,579,869

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.7%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 508,467
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	565,186
1.357%, 3/1/27	500	469,350
1.547%, 3/1/28	500	457,155
2.729%, 8/1/33	700	586,775
Total Taxable Municipal Obligations (identified cost $2,790,652)		$ 2,586,933
Total Investments — 96.9% (identified cost $147,886,763)		$148,166,802
Other Assets, Less Liabilities — 3.1%		$ 4,692,023
Net Assets — 100.0%		$152,858,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $1,868,619 or 1.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 26.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 8.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$4,500	$ 5,171,805
		$ 5,171,805
Cogeneration — 0.4%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(1)	$1,323	$ 582,311
		$ 582,311
Education — 11.3%
Bethlehem Redevelopment Authority, PA, (Moravian University):
4.00%, 10/1/38	$60	$ 57,645
5.25%, 10/1/49	1,600	1,641,952
Bucks County Industrial Development Authority, PA, (George School), 3.75%, 9/15/43	525	470,085
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,092,458
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/45	2,715	2,730,774
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,805,815
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	3,010	2,868,801
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,500	2,378,300
Pennsylvania State University, 5.00%, 9/1/49	3,000	3,114,210
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	1,035	1,036,677
		$ 18,196,717
Electric Utilities — 2.0%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,057,450
(LOC: TD Bank, N.A.), 2.24%, 8/1/31(2)	235	235,000
		$ 3,292,450
General Obligations — 7.2%
Allegheny County, PA:
5.00%, 11/1/43	$1,690	$ 1,750,654
5.00%, 12/1/54	2,000	2,105,880
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bethel Park School District, PA, 5.25%, 8/1/43	$2,100	$ 2,319,324
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	1,250	1,191,787
Haverford Township School District, PA, 5.00%, 3/15/44(3)	600	635,610
Muhlenberg School District, PA, 5.00%, 5/15/49	1,000	1,040,120
Parkland School District, PA, 5.00%, 2/1/49(3)	1,100	1,156,485
Puerto Rico:
5.625%, 7/1/29	500	536,825
5.75%, 7/1/31	750	831,578
		$ 11,568,263
Hospital — 18.9%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,632,698
5.00%, 4/1/47	2,220	2,247,395
Centre County Hospital Authority, PA, (Mount Nittany Medical Center):
Series 2016B, 4.00%, 11/15/47	1,575	1,454,686
Series 2018A, 4.00%, 11/15/47	500	461,135
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,215,842
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 4/1/39	2,000	1,994,420
5.00%, 2/15/45	2,150	2,179,304
Lancaster County Hospital Authority, PA, (Penn State Health):
5.00%, 11/1/46	1,500	1,536,120
5.00%, 11/1/51	1,000	1,014,950
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,803,760
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	2,000	2,038,840
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	1,975	1,793,320
4.00%, 5/15/53	1,000	897,570
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	1,000	951,520
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,904,680
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia):
4.00%, 7/1/49	3,465	3,293,725
(SPA: JPMorgan Chase Bank, N.A.), 1.80%, 7/1/54(4)	1,200	1,200,000

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	$3,000	$ 2,781,600
		$ 30,401,565
Housing — 4.7%
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	$1,350	$ 970,137
3.50%, 10/1/36	1,000	952,990
Social Bonds, 4.40%, 10/1/38	1,000	1,012,200
Social Bonds, 4.75%, 10/1/49	2,000	2,018,520
Social Bonds, 5.00%, 10/1/50	1,100	1,119,932
Social Bonds, 5.45%, 4/1/51	1,500	1,538,490
		$ 7,612,269
Industrial Development Revenue — 0.9%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$750	$ 675,015
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(5)	1,000	821,070
		$ 1,496,085
Insured - Education — 0.7%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$1,115	$ 1,048,758
		$ 1,048,758
Insured - Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,118,632
		$ 1,118,632
Insured - Escrowed/Prerefunded — 1.4%
McKeesport Area School District, PA, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$2,320	$ 2,275,363
		$ 2,275,363
Insured - General Obligations — 4.2%
Cambria County, PA, (BAM), 5.00%, 8/1/30	$1,050	$ 1,051,733
Cumberland Valley School District, PA, (AGM), 5.00%, 11/15/42	1,410	1,516,793
Hopewell School District, PA, (AGM), 0.00%, 9/1/26	1,000	947,750
Lake-Lehman School District, PA, (NPFG), 0.00%, 4/1/26	1,315	1,261,203
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Lancaster School District, PA, (AGM), 4.00%, 6/1/36	$60	$ 60,610
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,245	1,933,125
		$ 6,771,214
Insured - Hospital — 2.6%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$2,070	$ 2,182,712
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	2,000	1,917,740
		$ 4,100,452
Insured - Housing — 1.4%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,500	$ 2,276,900
		$ 2,276,900
Insured - Transportation — 3.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/41	$1,000	$ 1,096,550
(AGM), (AMT), 5.50%, 1/1/42	1,000	1,092,410
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	1,500	1,621,785
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,000	2,154,780
		$ 5,965,525
Insured - Water and Sewer — 4.4%
Bucks County Water and Sewer Authority, PA, (AGM), 4.25%, 12/1/47	$1,100	$ 1,085,062
Pittsburgh Water and Sewer Authority, PA, (AGM), 5.50%, 9/1/47	4,250	4,613,503
Tamaqua Borough Authority, PA, (AGC), 4.00%, 11/15/44	1,500	1,440,555
		$ 7,139,120
Lease Revenue/Certificates of Participation — 3.8%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,089,417
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,970	3,013,065
		$ 6,102,482

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 6.9%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$3,100	$ 3,125,079
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	815	822,848
5.00%, 12/1/32	455	459,063
5.00%, 12/1/33	455	458,431
5.00%, 12/1/38	500	494,555
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,260	1,260,214
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	1,200	1,256,904
Lancaster Municipal Authority, PA, (Luthercare):
5.00%, 12/1/45(3)	1,000	1,035,450
5.00%, 12/1/55(3)	1,050	1,070,150
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	190,326
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,000	999,950
		$ 11,172,970
Special Tax Revenue — 6.2%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/42(5)	$1,750	$ 1,749,020
American Samoa Economic Development Authority, 5.00%, 9/1/38(5)	200	201,118
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 1.85%, 9/1/59(4)	2,000	2,000,000
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	920,080
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	34	31,271
0.00%, 7/1/29	34	29,144
0.00%, 7/1/31	43	34,035
0.00%, 7/1/33	60	43,766
0.00%, 7/1/46	500	164,310
0.00%, 7/1/51	402	97,256
4.50%, 7/1/34	100	100,245
4.536%, 7/1/53	5	4,885
5.00%, 7/1/58	2,533	2,533,684
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	2,000	2,142,640
		$ 10,051,454
Security	Principal Amount (000's omitted)	Value
Transportation — 12.2%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AMT), 4.00%, 1/1/37	$2,500	$ 2,474,500
(AMT), 5.00%, 1/1/56	1,000	1,014,790
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,000	1,031,590
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,147,163
4.25%, 12/1/44	1,380	1,389,770
5.00%, 12/1/46	1,835	1,855,992
5.00%, 12/1/48	1,500	1,610,910
(LOC: TD Bank, N.A.), 2.24%, 12/1/38(2)	2,000	2,000,000
Philadelphia, PA, Airport Revenue:
5.00%, 7/1/47	2,955	3,001,157
(AMT), 5.00%, 7/1/33	1,000	1,068,150
(AMT), 5.00%, 7/1/51	3,000	3,057,330
		$ 19,651,352
Water and Sewer — 1.8%
Clairton Municipal Authority, PA:
4.00%, 12/1/38	$1,000	$ 994,310
4.375%, 12/1/42	1,845	1,823,561
		$ 2,817,871
Total Tax-Exempt Municipal Obligations (identified cost $157,340,653)		$158,813,558

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(1)	$729	$ 131,215
		$ 131,215

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,337,805
		$ 1,337,805
Total Taxable Municipal Obligations (identified cost $2,074,796)		$ 1,469,020
Total Investments — 99.5% (identified cost $159,415,449)		$160,282,578
Other Assets, Less Liabilities — 0.5%		$ 819,799
Net Assets — 100.0%		$161,102,377
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $2,771,208 or 1.7% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 10.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Assets and Liabilities (Unaudited)

	January 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$94,000,552	$126,274,760	$241,298,373
Unrealized appreciation (depreciation)	91,943	29,012	(1,806,366)
Investments, at value	$94,092,495	$126,303,772	$239,492,007
Cash	$583,095	$245,081	$8,620,743
Interest receivable	628,638	979,615	3,099,240
Receivable for investments sold	10,000	45,444	3,272,929
Receivable for Fund shares sold	490,564	11,940	1,116,551
Trustees' deferred compensation plan	20,898	31,197	21,633
Total assets	$95,825,690	$127,617,049	$255,623,103
Liabilities
Payable for when-issued securities	$1,075,550	$—	$7,623,136
Payable for Fund shares redeemed	101,781	267,565	396,594
Distributions payable	18,816	73,597	101,239
Payable to affiliates:
Investment adviser fee	25,460	35,987	78,426
Distribution and service fees	8,177	8,305	13,470
Sub-transfer agency fee	1,215	3,241	3,696
Trustees' deferred compensation plan	20,898	31,197	21,633
Accrued expenses	48,463	31,855	88,379
Total liabilities	$1,300,360	$451,747	$8,326,573
Net Assets	$94,525,330	$127,165,302	$247,296,530
Sources of Net Assets
Paid-in capital	$96,648,833	$129,954,047	$257,351,310
Accumulated loss	(2,123,503)	(2,788,745)	(10,054,780)
Net Assets	$94,525,330	$127,165,302	$247,296,530
Class A Shares
Net Assets	$42,019,225	$38,785,807	$68,191,649
Shares Outstanding	4,704,690	4,117,570	7,645,707
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.93	$9.42	$8.92
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.23	$9.74	$9.22
Class C Shares
Net Assets	$1,399,792	$2,186,656	$2,638,932
Shares Outstanding	140,997	232,993	275,112
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.93	$9.39	$9.59
Class I Shares
Net Assets	$51,106,313	$86,192,839	$176,465,949
Shares Outstanding	5,721,874	9,148,315	19,786,495
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.93	$9.42	$8.92
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Assets and Liabilities (Unaudited) — continued

	January 31, 2025
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$147,886,763	$159,415,449
Unrealized appreciation	280,039	867,129
Investments, at value	$148,166,802	$160,282,578
Cash	$8,506,579	$914,560
Interest receivable	1,162,466	1,762,514
Receivable for investments sold	143,202	2,477,639
Receivable for Fund shares sold	112,462	71,418
Trustees' deferred compensation plan	62,863	71,830
Total assets	$158,154,374	$165,580,539
Liabilities
Payable for when-issued securities	$4,700,290	$3,872,902
Payable for Fund shares redeemed	332,408	271,293
Distributions payable	57,124	96,192
Payable to affiliates:
Investment adviser fee	47,061	51,272
Distribution and service fees	15,633	16,681
Sub-transfer agency fee	4,455	16,794
Trustees' deferred compensation plan	62,863	71,830
Accrued expenses	75,715	81,198
Total liabilities	$5,295,549	$4,478,162
Net Assets	$152,858,825	$161,102,377
Sources of Net Assets
Paid-in capital	$162,741,152	$180,599,989
Accumulated loss	(9,882,327)	(19,497,612)
Net Assets	$152,858,825	$161,102,377
Class A Shares
Net Assets	$72,062,773	$80,768,277
Shares Outstanding	8,404,380	10,499,108
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.57	$7.69
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.86	$7.95
Class C Shares
Net Assets	$4,132,211	$3,589,914
Shares Outstanding	462,388	450,564
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.94	$7.97
Class I Shares
Net Assets	$76,663,841	$76,744,186
Shares Outstanding	8,924,216	9,938,006
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.59	$7.72
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Operations (Unaudited)

	Six Months Ended January 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Interest income	$1,760,087	$2,282,379	$4,893,252
Total investment income	$1,760,087	$2,282,379	$4,893,252
Expenses
Investment adviser fee	$144,044	$206,894	$479,782
Distribution and service fees:
Class A	39,661	40,213	68,159
Class C	7,287	10,832	10,867
Trustees’ fees and expenses	3,177	4,117	7,992
Custodian fee	14,718	17,837	29,865
Transfer and dividend disbursing agent fees	11,479	19,599	37,214
Legal and accounting services	31,622	34,278	45,359
Printing and postage	2,328	5,098	6,425
Registration fees	7,963	3,188	6,980
Miscellaneous	15,114	15,406	24,065
Total expenses	$277,393	$357,462	$716,708
Net investment income	$1,482,694	$1,924,917	$4,176,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(49,191)	$(117,184)	$(352,958)
Net realized loss	$(49,191)	$(117,184)	$(352,958)
Change in unrealized appreciation (depreciation):
Investments	$(1,020,919)	$(755,514)	$(2,989,342)
Net change in unrealized appreciation (depreciation)	$(1,020,919)	$(755,514)	$(2,989,342)
Net realized and unrealized loss	$(1,070,110)	$(872,698)	$(3,342,300)
Net increase in net assets from operations	$412,584	$1,052,219	$834,244

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Operations (Unaudited) — continued

	Six Months Ended January 31, 2025
	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest income	$3,145,905	$3,642,181
Total investment income	$3,145,905	$3,642,181
Expenses
Investment adviser fee	$284,484	$314,189
Distribution and service fees:
Class A	75,446	83,538
Class C	21,196	17,097
Trustees’ fees and expenses	5,174	5,379
Custodian fee	24,083	23,387
Transfer and dividend disbursing agent fees	29,545	49,971
Legal and accounting services	44,527	41,148
Printing and postage	6,295	6,428
Registration fees	2,941	2,492
Miscellaneous	16,079	17,931
Total expenses	$509,770	$561,560
Net investment income	$2,636,135	$3,080,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(1,128,968)	$407,644
Net realized gain (loss)	$(1,128,968)	$407,644
Change in unrealized appreciation (depreciation):
Investments	$(179,045)	$(2,421,900)
Net change in unrealized appreciation (depreciation)	$(179,045)	$(2,421,900)
Net realized and unrealized loss	$(1,308,013)	$(2,014,256)
Net increase in net assets from operations	$1,328,122	$1,066,365

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,482,694	$1,924,917	$4,176,544
Net realized loss	(49,191)	(117,184)	(352,958)
Net change in unrealized appreciation (depreciation)	(1,020,919)	(755,514)	(2,989,342)
Net increase in net assets from operations	$412,584	$1,052,219	$834,244
Distributions to shareholders:
Class A	$(630,385)	$(607,608)	$(1,085,613)
Class C	(18,600)	(25,915)	(27,900)
Class I	(813,045)	(1,259,205)	(3,041,871)
Total distributions to shareholders	$(1,462,030)	$(1,892,728)	$(4,155,384)
Transactions in shares of beneficial interest:
Class A	$9,052,164	$(1,526,289)	$2,648,993
Class C	(241,048)	(89,245)	565,416
Class I	7,385,836	14,230,458	(306,307)
Net increase in net assets from Fund share transactions	$16,196,952	$12,614,924	$2,908,102
Net increase (decrease) in net assets	$15,147,506	$11,774,415	$(413,038)
Net Assets
At beginning of period	$79,377,824	$115,390,887	$247,709,568
At end of period	$94,525,330	$127,165,302	$247,296,530

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Changes in Net Assets — continued

	Six Months Ended January 31, 2025 (Unaudited)
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,636,135	$3,080,621
Net realized gain (loss)	(1,128,968)	407,644
Net change in unrealized appreciation (depreciation)	(179,045)	(2,421,900)
Net increase in net assets from operations	$1,328,122	$1,066,365
Distributions to shareholders:
Class A	$(1,214,516)	$(1,570,397)
Class C	(55,087)	(54,202)
Class I	(1,304,572)	(1,533,010)
Total distributions to shareholders	$(2,574,175)	$(3,157,609)
Transactions in shares of beneficial interest:
Class A	$(3,131,687)	$(2,823,947)
Class C	(389,348)	139,154
Class I	6,540,765	583,956
Net increase (decrease) in net assets from Fund share transactions	$3,019,730	$(2,100,837)
Net increase (decrease) in net assets	$1,773,677	$(4,192,081)
Net Assets
At beginning of period	$151,085,148	$165,294,458
At end of period	$152,858,825	$161,102,377

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2024
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$2,474,507	$3,353,917	$7,587,087
Net realized loss	(657,089)	(426,251)	(3,428,427)
Net change in unrealized appreciation (depreciation)	1,839,124	1,943,207	4,571,882
Net increase in net assets from operations	$3,656,542	$4,870,873	$8,730,542
Distributions to shareholders:
Class A	$(975,667)	$(1,281,637)	$(2,038,278)
Class C	(46,183)	(57,129)	(52,736)
Class I	(1,416,634)	(1,919,577)	(5,467,413)
Total distributions to shareholders	$(2,438,484)	$(3,258,343)	$(7,558,427)
Transactions in shares of beneficial interest:
Class A	$3,231,651	$(6,105,101)	$(674,908)
Class C	(390,763)	(414,254)	(225,370)
Class I	(1,993,997)	17,545,576	11,937,166
Net increase in net assets from Fund share transactions	$846,891	$11,026,221	$11,036,888
Net increase in net assets	$2,064,949	$12,638,751	$12,209,003
Net Assets
At beginning of year	$77,312,875	$102,752,136	$235,500,565
At end of year	$79,377,824	$115,390,887	$247,709,568

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2024
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,030,784	$5,939,753
Net realized loss	(2,197,869)	(2,667,233)
Net change in unrealized appreciation (depreciation)	2,954,174	4,153,968
Net increase in net assets from operations	$5,787,089	$7,426,488
Distributions to shareholders:
Class A	$(2,327,697)	$(3,046,165)
Class C	(119,366)	(103,576)
Class I	(2,227,327)	(2,753,599)
Total distributions to shareholders	$(4,674,390)	$(5,903,340)
Transactions in shares of beneficial interest:
Class A	$(4,630,536)	$(2,600,532)
Class C	(1,510,820)	(699,809)
Class I	4,518,613	8,118,383
Net increase (decrease) in net assets from Fund share transactions	$(1,622,743)	$4,818,042
Net increase (decrease) in net assets	$(510,044)	$6,341,190
Net Assets
At beginning of year	$151,595,192	$158,953,268
At end of year	$151,085,148	$165,294,458

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.03	$8.86	$9.08	$9.93	$9.91	$9.75
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.24	$0.20	$0.21	$0.24
Net realized and unrealized gain (loss)	(0.11)	0.17	(0.22)	(0.85)	0.03	0.18
Total income (loss) from operations	$0.04	$0.45	$0.02	$(0.65)	$0.24	$0.42
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.24)	$(0.20)	$(0.22)	$(0.26)
Total distributions	$(0.14)	$(0.28)	$(0.24)	$(0.20)	$(0.22)	$(0.26)
Net asset value — End of period	$8.93	$9.03	$8.86	$9.08	$9.93	$9.91
Total Return(2)	0.49%(3)	5.15%	0.23%	(6.59)%	2.44%	4.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,019	$33,451	$29,664	$31,125	$41,643	$38,854
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.73%	0.73%	0.69%	0.67%	0.68%
Net expenses	0.71%(5)	0.73%	0.73%	0.69%	0.67%	0.68%
Net investment income	3.22%(5)	3.17%	2.71%	2.11%	2.08%	2.44%
Portfolio Turnover	30%(3)	58%	36%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Arizona Fund — Class C
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$10.04	$9.85	$10.10	$11.04	$11.02	$10.84
Income (Loss) From Operations
Net investment income(1)	$0.13	$0.24	$0.19	$0.14	$0.15	$0.18
Net realized and unrealized gain (loss)	(0.12)	0.18	(0.25)	(0.94)	0.03	0.21
Total income (loss) from operations	$0.01	$0.42	$(0.06)	$(0.80)	$0.18	$0.39
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.19)	$(0.14)	$(0.16)	$(0.21)
Total distributions	$(0.12)	$(0.23)	$(0.19)	$(0.14)	$(0.16)	$(0.21)
Net asset value — End of period	$9.93	$10.04	$9.85	$10.10	$11.04	$11.02
Total Return(2)	0.12%(3)	4.37%	(0.57)%	(7.24)%	1.67%	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,400	$1,656	$2,012	$2,384	$3,684	$4,490
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.47%(5)	1.48%	1.48%	1.44%	1.42%	1.43%
Net expenses	1.47%(5)	1.48%	1.48%	1.44%	1.42%	1.43%
Net investment income	2.47%(5)	2.41%	1.95%	1.35%	1.35%	1.69%
Portfolio Turnover	30%(3)	58%	36%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Arizona Fund — Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.03	$8.86	$9.08	$9.93	$9.91	$9.75
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.26	$0.22	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.11)	0.16	(0.22)	(0.85)	0.04	0.18
Total income (loss) from operations	$0.05	$0.46	$0.04	$(0.63)	$0.26	$0.44
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.26)	$(0.22)	$(0.24)	$(0.28)
Total distributions	$(0.15)	$(0.29)	$(0.26)	$(0.22)	$(0.24)	$(0.28)
Net asset value — End of period	$8.93	$9.03	$8.86	$9.08	$9.93	$9.91
Total Return(2)	0.59%(3)	5.36%	0.43%	(6.40)%	2.64%	4.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,106	$44,271	$45,637	$32,995	$36,212	$22,611
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.52%(5)	0.53%	0.54%	0.49%	0.47%	0.48%
Net expenses	0.52%(5)	0.53%	0.54%	0.49%	0.47%	0.48%
Net investment income	3.42%(5)	3.37%	2.92%	2.31%	2.26%	2.64%
Portfolio Turnover	30%(3)	58%	36%	19%	26%	16%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Connecticut Fund — Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.48	$9.33	$9.54	$10.41	$10.35	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.25	$0.21	$0.24	$0.26
Net realized and unrealized gain (loss)	(0.07)	0.15	(0.21)	(0.87)	0.06	0.14
Total income (loss) from operations	$0.08	$0.43	$0.04	$(0.66)	$0.30	$0.40
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.25)	$(0.21)	$(0.24)	$(0.28)
Total distributions	$(0.14)	$(0.28)	$(0.25)	$(0.21)	$(0.24)	$(0.28)
Net asset value — End of period	$9.42	$9.48	$9.33	$9.54	$10.41	$10.35
Total Return(2)	0.89%(3)	4.67%	0.41%	(6.36)%	2.95%	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,786	$40,578	$46,055	$47,639	$52,924	$52,501
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.71%	0.71%	0.69%	0.69%	0.72%
Net expenses	0.71%(5)	0.71%	0.71%	0.69%	0.69%	0.72%
Net investment income	3.08%(5)	3.06%	2.67%	2.15%	2.34%	2.59%
Portfolio Turnover	33%(3)	41%	32%	31%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Connecticut Fund — Class C
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.45	$9.30	$9.51	$10.37	$10.31	$10.19
Income (Loss) From Operations
Net investment income(1)	$0.11	$0.21	$0.18	$0.14	$0.16	$0.19
Net realized and unrealized gain (loss)	(0.06)	0.15	(0.22)	(0.86)	0.06	0.13
Total income (loss) from operations	$0.05	$0.36	$(0.04)	$(0.72)	$0.22	$0.32
Less Distributions
From net investment income	$(0.11)	$(0.21)	$(0.17)	$(0.14)	$(0.16)	$(0.20)
Total distributions	$(0.11)	$(0.21)	$(0.17)	$(0.14)	$(0.16)	$(0.20)
Net asset value — End of period	$9.39	$9.45	$9.30	$9.51	$10.37	$10.31
Total Return(2)	0.51%(3)	3.89%	(0.34)%	(6.99)%	2.19%	3.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,187	$2,292	$2,663	$2,926	$3,815	$5,194
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.46%(5)	1.46%	1.46%	1.44%	1.44%	1.47%
Net expenses	1.46%(5)	1.46%	1.46%	1.44%	1.44%	1.47%
Net investment income	2.32%(5)	2.31%	1.92%	1.40%	1.59%	1.84%
Portfolio Turnover	33%(3)	41%	32%	31%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Connecticut Fund — Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.49	$9.33	$9.54	$10.41	$10.35	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.27	$0.23	$0.26	$0.29
Net realized and unrealized gain (loss)	(0.08)	0.16	(0.22)	(0.87)	0.06	0.13
Total income (loss) from operations	$0.08	$0.46	$0.05	$(0.64)	$0.32	$0.42
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.26)	$(0.23)	$(0.26)	$(0.30)
Total distributions	$(0.15)	$(0.30)	$(0.26)	$(0.23)	$(0.26)	$(0.30)
Net asset value — End of period	$9.42	$9.49	$9.33	$9.54	$10.41	$10.35
Total Return(2)	0.88%(3)	4.99%	0.62%	(6.17)%	3.16%	4.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$86,193	$72,521	$54,034	$37,901	$26,420	$21,544
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.51%	0.50%	0.49%	0.49%	0.52%
Net expenses	0.51%(5)	0.51%	0.50%	0.49%	0.49%	0.52%
Net investment income	3.27%(5)	3.26%	2.88%	2.37%	2.53%	2.80%
Portfolio Turnover	33%(3)	41%	32%	31%	19%	26%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Minnesota Fund — Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.04	$8.97	$9.18	$9.86	$9.84	$9.61
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.28	$0.21	$0.16	$0.17	$0.19
Net realized and unrealized gain (loss)	(0.13)	0.07	(0.21)	(0.68)	0.02	0.23
Total income (loss) from operations	$0.02	$0.35	$0.00(2)	$(0.52)	$0.19	$0.42
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.21)	$(0.16)	$(0.17)	$(0.19)
Total distributions	$(0.14)	$(0.28)	$(0.21)	$(0.16)	$(0.17)	$(0.19)
Net asset value — End of period	$8.92	$9.04	$8.97	$9.18	$9.86	$9.84
Total Return(3)	0.27%(4)	3.95%	0.05%	(5.31)%	1.96%	4.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,192	$66,445	$66,796	$54,415	$62,712	$60,367
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.71%(6)	0.71%	0.70%	0.66%	0.65%	0.66%
Net expenses	0.71%(6)	0.71%	0.70%	0.66%	0.65%	0.66%
Net investment income	3.20%(6)	3.11%	2.36%	1.64%	1.73%	1.93%
Portfolio Turnover	31%(4)	48%	27%	23%	9%	14%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Minnesota Fund — Class C
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.72	$9.65	$9.87	$10.60	$10.58	$10.33
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.16	$0.09	$0.10	$0.12
Net realized and unrealized gain (loss)	(0.13)	0.06	(0.22)	(0.73)	0.02	0.25
Total income (loss) from operations	$(0.01)	$0.29	$(0.06)	$(0.64)	$0.12	$0.37
Less Distributions
From net investment income	$(0.12)	$(0.22)	$(0.16)	$(0.09)	$(0.10)	$(0.12)
Total distributions	$(0.12)	$(0.22)	$(0.16)	$(0.09)	$(0.10)	$(0.12)
Net asset value — End of period	$9.59	$9.72	$9.65	$9.87	$10.60	$10.58
Total Return(2)	(0.12)%(3)	3.11%	(0.64)%	(6.01)%	1.19%	3.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,639	$2,105	$2,314	$2,505	$4,478	$6,616
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.46%(5)	1.46%	1.45%	1.41%	1.40%	1.41%
Net expenses	1.46%(5)	1.46%	1.45%	1.41%	1.40%	1.41%
Net investment income	2.45%(5)	2.35%	1.60%	0.88%	0.99%	1.18%
Portfolio Turnover	31%(3)	48%	27%	23%	9%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Minnesota Fund — Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.04	$8.97	$9.18	$9.86	$9.84	$9.61
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.23	$0.17	$0.19	$0.21
Net realized and unrealized gain (loss)	(0.12)	0.06	(0.21)	(0.67)	0.02	0.23
Total income (loss) from operations	$0.03	$0.36	$0.02	$(0.50)	$0.21	$0.44
Less Distributions
From net investment income	$(0.15)	$(0.29)	$(0.23)	$(0.18)	$(0.19)	$(0.21)
Total distributions	$(0.15)	$(0.29)	$(0.23)	$(0.18)	$(0.19)	$(0.21)
Net asset value — End of period	$8.92	$9.04	$8.97	$9.18	$9.86	$9.84
Total Return(2)	0.37%(3)	4.15%	0.25%	(5.12)%	2.17%	4.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,466	$179,160	$166,391	$147,745	$129,437	$122,078
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.51%	0.50%	0.46%	0.45%	0.46%
Net expenses	0.51%(5)	0.51%	0.50%	0.46%	0.45%	0.46%
Net investment income	3.40%(5)	3.31%	2.56%	1.84%	1.93%	2.13%
Portfolio Turnover	31%(3)	48%	27%	23%	9%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	New Jersey Fund — Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.64	$8.58	$8.82	$9.82	$9.65	$9.48
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.25	$0.20	$0.20	$0.24
Net realized and unrealized gain (loss)	(0.07)	0.04	(0.25)	(0.99)	0.21	0.20
Total income (loss) from operations	$0.07	$0.32	$0.00(2)	$(0.79)	$0.41	$0.44
Less Distributions
From net investment income	$(0.14)	$(0.26)	$(0.24)	$(0.20)	$(0.24)	$(0.27)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	$(0.14)	$(0.26)	$(0.24)	$(0.21)	$(0.24)	$(0.27)
Net asset value — End of period	$8.57	$8.64	$8.58	$8.82	$9.82	$9.65
Total Return(3)	0.81%(4)	3.81%	0.10%	(8.10)%	4.29%	4.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,063	$75,777	$79,905	$87,385	$107,117	$100,417
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.73%(6)	0.72%	0.72%	0.69%	0.67%	0.69%
Net expenses	0.73%(6)	0.72%	0.72%	0.69%	0.67%	0.69%
Net investment income	3.30%(6)	3.28%	2.90%	2.13%	2.09%	2.57%
Portfolio Turnover	45%(4)	52%	23%	24%	39%	37%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	New Jersey Fund — Class C
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$9.01	$8.94	$9.19	$10.23	$10.07	$9.89
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.22	$0.19	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss)	(0.08)	0.05	(0.25)	(1.02)	0.20	0.21
Total income (loss) from operations	$0.04	$0.27	$(0.06)	$(0.89)	$0.34	$0.39
Less Distributions
From net investment income	$(0.11)	$(0.20)	$(0.19)	$(0.14)	$(0.18)	$(0.21)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	$(0.11)	$(0.20)	$(0.19)	$(0.15)	$(0.18)	$(0.21)
Net asset value — End of period	$8.94	$9.01	$8.94	$9.19	$10.23	$10.07
Total Return(2)	0.46%(3)	3.12%	(0.65)%	(8.75)%	3.43%	3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,132	$4,555	$6,058	$6,865	$9,904	$10,804
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.49%(5)	1.47%	1.47%	1.44%	1.42%	1.44%
Net expenses	1.49%(5)	1.47%	1.47%	1.44%	1.42%	1.44%
Net investment income	2.55%(5)	2.52%	2.15%	1.37%	1.35%	1.81%
Portfolio Turnover	45%(3)	52%	23%	24%	39%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	New Jersey Fund — Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.66	$8.60	$8.83	$9.83	$9.66	$9.48
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.27	$0.22	$0.22	$0.26
Net realized and unrealized gain (loss)	(0.07)	0.04	(0.24)	(0.99)	0.20	0.20
Total income (loss) from operations	$0.08	$0.34	$0.03	$(0.77)	$0.42	$0.46
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.26)	$(0.22)	$(0.25)	$(0.28)
From net realized gain	—	—	—	(0.01)	—	—
Total distributions	$(0.15)	$(0.28)	$(0.26)	$(0.23)	$(0.25)	$(0.28)
Net asset value — End of period	$8.59	$8.66	$8.60	$8.83	$9.83	$9.66
Total Return(2)	0.91%(3)	4.01%	0.42%	(7.93)%	4.41%	4.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,664	$70,753	$65,632	$59,806	$80,634	$66,447
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.53%(5)	0.52%	0.52%	0.49%	0.47%	0.49%
Net expenses	0.53%(5)	0.52%	0.52%	0.49%	0.47%	0.49%
Net investment income	3.50%(5)	3.48%	3.10%	2.32%	2.29%	2.76%
Portfolio Turnover	45%(3)	52%	23%	24%	39%	37%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.79	$7.73	$7.94	$8.83	$8.74	$8.65
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.28	$0.25	$0.21	$0.22	$0.27
Net realized and unrealized gain (loss)	(0.09)	0.06	(0.22)	(0.89)	0.09	0.09
Total income (loss) from operations	$0.05	$0.34	$0.03	$(0.68)	$0.31	$0.36
Less Distributions
From net investment income	$(0.15)	$(0.28)	$(0.24)	$(0.21)	$(0.22)	$(0.27)
Total distributions	$(0.15)	$(0.28)	$(0.24)	$(0.21)	$(0.22)	$(0.27)
Net asset value — End of period	$7.69	$7.79	$7.73	$7.94	$8.83	$8.74
Total Return(2)	0.60%(3)	4.50%	0.49%	(7.77)%	3.59%	4.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,768	$84,636	$86,461	$90,612	$112,748	$115,340
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.76%(5)	0.75%	0.74%	0.71%	0.69%	0.71%
Interest and fee expense(6)	—	—	0.10%	0.03%	0.02%	0.05%
Total expenses	0.76%(5)	0.75%	0.84%	0.74%	0.71%	0.76%
Net expenses	0.76%(5)	0.75%	0.84%	0.74%	0.71%	0.76%
Net investment income	3.67%(5)	3.65%	3.24%	2.47%	2.51%	3.11%
Portfolio Turnover	32%(3)	61%	80%	36%	34%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$8.07	$8.00	$8.22	$9.14	$9.05	$8.96
Income (Loss) From Operations
Net investment income(1)	$0.12	$0.23	$0.20	$0.15	$0.16	$0.21
Net realized and unrealized gain (loss)	(0.10)	0.07	(0.23)	(0.92)	0.09	0.09
Total income (loss) from operations	$0.02	$0.30	$(0.03)	$(0.77)	$0.25	$0.30
Less Distributions
From net investment income	$(0.12)	$(0.23)	$(0.19)	$(0.15)	$(0.16)	$(0.21)
Total distributions	$(0.12)	$(0.23)	$(0.19)	$(0.15)	$(0.16)	$(0.21)
Net asset value — End of period	$7.97	$8.07	$8.00	$8.22	$9.14	$9.05
Total Return(2)	0.27%(3)	3.82%	(0.42)%	(8.34)%	2.78%	3.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,590	$3,499	$4,188	$5,317	$7,781	$11,815
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.51%(5)	1.50%	1.49%	1.46%	1.44%	1.46%
Interest and fee expense(6)	—	—	0.10%	0.03%	0.02%	0.05%
Total expenses	1.51%(5)	1.50%	1.59%	1.49%	1.46%	1.51%
Net expenses	1.51%(5)	1.50%	1.59%	1.49%	1.46%	1.51%
Net investment income	2.92%(5)	2.90%	2.49%	1.71%	1.77%	2.36%
Portfolio Turnover	32%(3)	61%	80%	36%	34%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$7.82	$7.76	$7.97	$8.86	$8.77	$8.69
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.30	$0.27	$0.22	$0.24	$0.29
Net realized and unrealized gain (loss)	(0.09)	0.05	(0.22)	(0.88)	0.09	0.08
Total income (loss) from operations	$0.06	$0.35	$0.05	$(0.66)	$0.33	$0.37
Less Distributions
From net investment income	$(0.16)	$(0.29)	$(0.26)	$(0.23)	$(0.24)	$(0.29)
Total distributions	$(0.16)	$(0.29)	$(0.26)	$(0.23)	$(0.24)	$(0.29)
Net asset value — End of period	$7.72	$7.82	$7.76	$7.97	$8.86	$8.77
Total Return(2)	0.71%(3)	4.70%	0.70%	(7.55)%	3.80%	4.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,744	$77,160	$68,304	$59,972	$66,737	$64,685
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.56%(5)	0.55%	0.54%	0.51%	0.49%	0.51%
Interest and fee expense(6)	—	—	0.10%	0.03%	0.02%	0.05%
Total expenses	0.56%(5)	0.55%	0.64%	0.54%	0.51%	0.56%
Net expenses	0.56%(5)	0.55%	0.64%	0.54%	0.51%	0.56%
Net investment income	3.87%(5)	3.85%	3.45%	2.67%	2.71%	3.31%
Portfolio Turnover	32%(3)	61%	80%	36%	34%	20%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds had no Floating Rate Notes outstanding during the six months ended January 31, 2025.
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of January 31, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements—The interim financial statements relating to January 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$515,723	$1,335,010	$1,242,077	$2,156,709	$7,130,267
Long-term	$1,763,388	$1,503,095	$6,710,353	$7,344,911	$13,771,555
The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$93,887,882	$126,109,916	$241,244,604	$147,426,900	$159,298,928
Gross unrealized appreciation	$1,473,070	$1,549,160	$2,040,280	$2,319,213	$3,380,131
Gross unrealized depreciation	(1,268,457)	(1,355,304)	(3,792,877)	(1,579,311)	(2,396,481)
Net unrealized appreciation (depreciation)	$204,613	$193,856	$(1,752,597)	$739,902	$983,650

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended January 31, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$144,044	$206,894	$479,782	$284,484	$314,189
Effective Annual Rate	0.32%	0.34%	0.38%	0.36%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended January 31, 2025 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$1,558	$4,179	$4,682	$5,759	$18,522
EVD's Class A Sales Charges	$4,955	$2,425	$1,667	$1,801	$2,525
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$2,810	$ —	$3,970	$1,491
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2025 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$39,661	$40,213	$68,159	$75,446	$83,538
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended January 31, 2025, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$5,753	$8,552	$8,579	$16,734	$13,498
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2025 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$1,534	$2,280	$2,288	$4,462	$3,599
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$ —	$717	$ —	$ —	$ —
Class C	$ —	$ —	$ —	$ —	$ —

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the six months ended January 31, 2025 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases	$40,210,588	$50,753,170	$76,874,800	$69,312,200	$51,495,545
Sales	$26,181,704	$39,271,400	$81,160,299	$70,506,567	$53,190,081
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Arizona Fund
	Six Months Ended January 31, 2025 (Unaudited)			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,061,891	$ 9,604,865	820,406	$ 7,289,089
Issued to shareholders electing to receive payments of distributions in Fund shares	65,540	590,817	102,856	911,608
Redemptions	(126,804)	(1,143,518)	(565,641)	(4,969,046)
Net increase	1,000,627	$ 9,052,164	357,621	$ 3,231,651
Class C
Sales	141	$ 1,415	15,116	$ 147,787
Issued to shareholders electing to receive payments of distributions in Fund shares	1,714	17,186	4,336	42,652
Redemptions	(25,858)	(259,649)	(58,665)	(581,202)
Net decrease	(24,003)	$ (241,048)	(39,213)	$ (390,763)
Class I
Sales	1,381,174	$12,458,035	1,810,284	$16,003,136
Issued to shareholders electing to receive payments of distributions in Fund shares	83,133	749,515	149,685	1,324,946
Redemptions	(644,505)	(5,821,714)	(2,206,300)	(19,322,079)
Net increase (decrease)	819,802	$ 7,385,836	(246,331)	$(1,993,997)

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

Connecticut Fund
	Six Months Ended January 31, 2025 (Unaudited)			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	323,334	$ 3,071,079	793,011	$ 7,438,757
Issued to shareholders electing to receive payments of distributions in Fund shares	52,423	497,148	117,843	1,095,940
Redemptions	(536,649)	(5,094,516)	(1,567,957)	(14,639,798)
Net decrease	(160,892)	$(1,526,289)	(657,103)	$(6,105,101)
Class C
Sales	28,933	$ 274,835	30,852	$ 287,684
Issued to shareholders electing to receive payments of distributions in Fund shares	2,293	21,665	4,732	43,863
Redemptions	(40,826)	(385,745)	(79,493)	(745,801)
Net decrease	(9,600)	$ (89,245)	(43,909)	$ (414,254)
Class I
Sales	1,936,304	$18,329,636	3,378,377	$31,417,587
Issued to shareholders electing to receive payments of distributions in Fund shares	96,930	919,223	145,926	1,360,740
Redemptions	(529,504)	(5,018,401)	(1,669,320)	(15,232,751)
Net increase	1,503,730	$14,230,458	1,854,983	$17,545,576
Minnesota Fund
	Six Months Ended January 31, 2025 (Unaudited)			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	911,221	$ 8,209,407	1,410,375	$12,608,380
Issued to shareholders electing to receive payments of distributions in Fund shares	116,657	1,053,014	223,424	1,991,662
Redemptions	(734,292)	(6,613,428)	(1,727,383)	(15,274,950)
Net increase (decrease)	293,586	$ 2,648,993	(93,584)	$ (674,908)
Class C
Sales	74,985	$ 724,948	54,149	$ 518,902
Issued to shareholders electing to receive payments of distributions in Fund shares	2,733	26,511	5,203	49,885
Redemptions	(19,193)	(186,043)	(82,550)	(794,157)
Net increase (decrease)	58,525	$ 565,416	(23,198)	$ (225,370)

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

Minnesota Fund (continued)
	Six Months Ended January 31, 2025 (Unaudited)			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class I
Sales	4,579,462	$41,266,536	8,638,765	$76,849,840
Issued to shareholders electing to receive payments of distributions in Fund shares	271,466	2,450,415	455,129	4,061,175
Redemptions	(4,888,881)	(44,023,258)	(7,817,770)	(68,973,849)
Net increase (decrease)	(37,953)	$ (306,307)	1,276,124	$11,937,166
New Jersey Fund
	Six Months Ended January 31, 2025 (Unaudited)			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	307,449	$ 2,651,031	456,939	$ 3,919,675
Issued to shareholders electing to receive payments of distributions in Fund shares	113,445	982,120	221,270	1,887,120
Redemptions	(784,008)	(6,764,838)	(1,221,750)	(10,437,331)
Net decrease	(363,114)	$(3,131,687)	(543,541)	$(4,630,536)
Class C
Sales	44,685	$ 403,357	65,536	$ 586,594
Issued to shareholders electing to receive payments of distributions in Fund shares	5,729	51,699	11,920	105,926
Redemptions	(93,698)	(844,404)	(249,094)	(2,203,340)
Net decrease	(43,284)	$ (389,348)	(171,638)	$(1,510,820)
Class I
Sales	1,623,876	$14,056,958	2,680,371	$22,795,301
Issued to shareholders electing to receive payments of distributions in Fund shares	136,301	1,182,100	234,095	2,001,808
Redemptions	(1,006,536)	(8,698,293)	(2,377,000)	(20,278,496)
Net increase	753,641	$ 6,540,765	537,466	$ 4,518,613

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

Pennsylvania Fund
	Six Months Ended January 31, 2025 (Unaudited)			Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	771,980	$ 6,010,175	1,318,479	$10,027,155
Issued to shareholders electing to receive payments of distributions in Fund shares	181,038	1,410,489	354,293	2,716,764
Redemptions	(1,312,863)	(10,244,611)	(2,001,819)	(15,344,451)
Net decrease	(359,845)	$(2,823,947)	(329,047)	$(2,600,532)
Class C
Sales	46,113	$ 371,565	94,089	$ 752,135
Issued to shareholders electing to receive payments of distributions in Fund shares	6,488	52,350	12,468	98,893
Redemptions	(35,475)	(284,761)	(196,449)	(1,550,837)
Net increase (decrease)	17,126	$ 139,154	(89,892)	$ (699,809)
Class I
Sales	1,183,070	$ 9,223,209	3,023,481	$23,249,422
Issued to shareholders electing to receive payments of distributions in Fund shares	135,624	1,060,612	244,395	1,881,486
Redemptions	(1,242,616)	(9,699,865)	(2,211,281)	(17,012,525)
Net increase	76,078	$ 583,956	1,056,595	$ 8,118,383
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended January 31, 2025.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 90,849,475	$ —	$ 90,849,475
Taxable Municipal Obligations	—	1,746,910	—	1,746,910
Short-Term Investments	—	1,496,110	—	1,496,110
Total Investments	$ —	$ 94,092,495	$ —	$ 94,092,495
Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 993,128	$ —	$ 993,128
Tax-Exempt Municipal Obligations	—	119,127,974	—	119,127,974
Taxable Municipal Obligations	—	4,187,857	—	4,187,857
Short-Term Investments	—	1,994,813	—	1,994,813
Total Investments	$ —	$126,303,772	$ —	$126,303,772
Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$239,492,007	$ —	$239,492,007
Total Investments	$ —	$239,492,007	$ —	$239,492,007
New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$145,579,869	$ —	$145,579,869
Taxable Municipal Obligations	—	2,586,933	—	2,586,933
Total Investments	$ —	$148,166,802	$ —	$148,166,802
Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$158,813,558	$ —	$158,813,558
Taxable Municipal Obligations	—	1,469,020	—	1,469,020
Total Investments	$ —	$160,282,578	$ —	$160,282,578

MUNI5-NCSR    1.31.25

Eaton Vance
Municipal Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
January 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information January 31, 2025
Eaton Vance
Municipal Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 5.175%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$442	$ 443,804
Total Tax-Exempt Mortgage-Backed Securities (identified cost $441,812)		$ 443,804

Tax-Exempt Municipal Obligations — 91.3%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$3,355	$ 3,314,371
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,350	1,479,451
		$ 4,793,822
Education — 4.5%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$345	$ 342,219
Clemson University, SC:
5.00%, 5/1/43(3)	250	273,463
5.00%, 5/1/50(3)	500	536,370
Connecticut Health and Educational Facilities Authority, (Yale University), 1.45%, 7/1/42(4)	2,500	2,500,000
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,300	2,412,286
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	2,066,022
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
4.25%, 10/1/44	685	676,609
5.00%, 10/1/43	830	877,858
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/59	3,250	3,324,555
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	1,960	1,730,425
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	846,500
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	310	309,265
Security	Principal Amount (000's omitted)	Value
Education (continued)
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science): (continued)
5.00%, 12/15/38(1)	$2,690	$ 2,708,803
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	140,028
5.00%, 6/15/49(1)	260	251,761
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	812,339
5.00%, 4/1/50(1)	1,060	1,062,311
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	1,000,160
University of Alabama:
4.00%, 7/1/43	2,980	2,935,985
4.00%, 7/1/54	400	377,504
University of Delaware, (SPA: TD Bank, N.A.), 1.85%, 11/1/37(4)	4,200	4,200,000
University of Texas System, 4.00%, 7/1/41	805	810,852
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 2.25%, 8/1/34(5)	1,385	1,385,000
		$ 31,580,315
Electric Utilities — 1.5%
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	$1,000	$ 1,111,910
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	1,185	1,179,277
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,089,760
New York Power Authority, Green Bonds, 5.00%, 11/15/38	2,040	2,362,483
South Carolina Public Service Authority:
5.25%, 12/1/33	2,000	2,256,320
5.25%, 12/1/34	1,940	2,181,297
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	500	524,970
		$ 10,706,017
Escrowed/Prerefunded — 0.1%
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$355	$ 357,052
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	54,499
		$ 411,551

1
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 15.1%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,830	$ 4,809,279
Baldwin County, AL:
5.00%, 4/1/43	600	654,270
5.00%, 4/1/44	1,000	1,086,420
Bar Harbor, ME, 5.00%, 9/1/49	2,000	2,155,860
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	2,220	2,013,207
Bristol, VA, 5.00%, 9/1/27	1,915	1,935,548
California:
5.00%, 4/1/42	6,340	6,607,421
5.00%, 11/1/42	5,000	5,522,950
Cecil County, MD, 4.50%, 8/1/53	2,960	2,988,031
Charles County, MD, 4.25%, 10/1/47	655	663,129
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,882,680
5.00%, 12/1/32	2,000	2,042,240
5.25%, 12/1/35	2,750	2,750,110
5.50%, 12/1/37	5,000	5,316,950
Connecticut, 4.00%, 6/15/34	5,000	5,005,050
East Longmeadow, MA, 3.00%, 11/1/42	1,365	1,163,103
Falls Church, VA, 3.00%, 7/15/42	1,445	1,231,949
Flagstaff Unified School District No. 1, AZ, 4.00%, 7/1/44	1,725	1,709,682
Francis Howell R-III School District, MO, 2.00%, 3/1/40	2,500	1,798,100
Frederick County, MD, 4.00%, 4/1/55(3)	3,530	3,404,155
Galena Park Independent School District, TX, (PSF Guaranteed), 3.00%, 8/15/49	1,250	999,900
Geary County Unified School District No. 475, KS, 3.00%, 9/1/41	700	581,973
Grand Prairie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,715	1,715,755
4.00%, 2/15/35	2,000	1,999,980
Grayson County Junior College District, TX, 4.00%, 2/15/49	2,555	2,403,386
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,125,270
Illinois:
4.00%, 7/1/37	2,000	1,990,560
5.50%, 5/1/39	1,980	2,148,300
5.75%, 5/1/45	1,780	1,925,266
Kenosha County, WI:
1.50%, 9/1/29	640	578,163
1.50%, 9/1/30	480	419,045
Los Angeles Unified School District, CA, Green Bonds, 5.00%, 7/1/43	895	994,712
Lynchburg, VA, 2.375%, 8/1/40	1,245	958,924
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	$3,285	$ 3,125,842
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	1,425	1,343,120
Maryland, 3.00%, 8/1/31	2,150	2,093,218
New York, NY, (SPA: JPMorgan Chase Bank, N.A.), 1.85%, 6/1/44(4)	2,500	2,500,000
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	1,190	1,096,442
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	1,500	1,610,190
Portage Community School District, WI:
4.00%, 3/1/42(3)	785	765,249
4.00%, 3/1/44(3)	1,250	1,198,538
5.00%, 3/1/41(3)	500	539,580
Puerto Rico, 0.00%, 7/1/33	489	341,366
Riverview Gardens School District, MO, 5.50%, 4/1/36	1,790	1,980,438
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,527,480
Tamalpais Union High School District, CA, (Election of 2024), 4.00%, 8/1/42(3)	5,000	5,119,400
Thrall Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/54	3,250	3,508,505
University City School District, MO:
5.25%, 2/15/41	1,000	1,078,220
5.25%, 2/15/43	2,115	2,261,802
Virginia, 2.00%, 6/1/28	795	754,479
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	2,250	2,142,157
Williston Basin School District #007, ND, 4.125%, 8/1/43	465	449,502
		$106,016,896
Hospital — 11.0%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,131,100
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/49	1,845	1,665,371
5.00%, 11/1/42	500	534,625
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 5.25%, 7/15/48	1,860	1,994,329
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,701,815
6.00%, 6/1/51	4,715	4,723,346
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,881,332

2
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System):
4.00%, 5/15/48	$430	$ 413,492
4.125%, 5/15/54	3,435	3,314,088
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,682,792
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	489,249
4.00%, 11/1/30	1,605	1,544,090
5.00%, 11/1/26	1,375	1,387,224
5.00%, 11/1/27	1,440	1,455,379
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,020,648
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	1,220	1,187,426
4.00%, 1/1/48	2,865	2,682,643
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (LOC: TD Bank, N.A.), 1.85%, 7/1/41(4)	2,050	2,050,000
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,819,540
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,200	5,760,854
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,756,040
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	4,000	3,770,360
4.00%, 11/15/49	3,005	2,780,466
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,000,740
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,064
New York Dormitory Authority, (Montefiore Medical Center), 5.25%, 11/1/39	1,125	1,223,044
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,403,062
5.25%, 4/1/34	1,900	1,545,289
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	450	470,929
5.00%, 11/15/33	400	417,580
5.00%, 11/15/35	375	389,738
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,565,500
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	$3,140	$ 3,032,361
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	4,860	4,540,747
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,190	1,117,672
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,935	1,979,408
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group):
4.00%, 11/15/46	3,320	3,106,790
Prerefunded to 5/15/26, 4.00%, 11/15/46	3,220	3,263,760
		$ 77,275,893
Housing — 9.4%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.45%, 10/1/44	$2,590	$ 2,609,296
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,916,706
Connecticut Housing Finance Authority, (Housing Mortgage Finance):
0.75%, 11/15/27	1,200	1,093,188
1.10%, 11/15/29	3,840	3,312,806
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	1,450	1,458,410
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,925	2,883,436
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,568,970
Maine Housing Authority:
Social Bonds, 4.50%, 11/15/43	490	491,323
Social Bonds, 4.55%, 11/15/44	1,500	1,510,095
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	1,365	1,376,138
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	1,050	1,064,805
(GNMA), 4.60%, 9/1/49	1,000	1,005,120
Maryland Community Development Administration, (Villages At Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	2,000	1,972,040
Maryland Department of Housing and Community Development Administration:
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	285	287,485
Sustainability Bonds, 4.45%, 7/1/44	3,500	3,502,345
Michigan Housing Development Authority:
Social Bonds, 4.35%, 12/1/44	2,000	2,012,420
Social Bonds, 4.45%, 12/1/49	800	778,648

3
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	$1,500	$ 1,176,660
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series C, 4.55%, 9/1/44	1,220	1,230,638
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	2,000	2,018,340
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	2,565	2,587,803
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	1,400	1,415,372
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	1,090	805,325
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,416,146
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.35%, 1/1/44	1,230	1,237,724
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,200	2,206,116
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	2,315	2,304,050
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	2,011,580
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,264,887
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	366,520
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,628,045
5.00%, 6/1/39	1,595	1,614,603
South Carolina Housing Finance and Development Authority, 4.60%, 7/1/49	3,810	3,830,574
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	250	251,818
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,750	1,758,645
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	1,979,140
Virginia Housing Development Authority:
4.60%, 10/1/49	165	165,754
5.125%, 11/1/43	1,015	1,051,550
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Wyoming Community Development Authority, (Pershing Pointe Apartments), (FNMA MBS-Secured), 4.25%, 2/1/41	$3,000	$ 2,958,780
		$ 66,123,301
Industrial Development Revenue — 5.0%
Burke County Development Authority, GA, (Georgia Power Co.), 1.90%, 7/1/49(4)	$5,300	$ 5,300,000
Houston, TX, (United Airlines, Inc., Terminal Improvement), (AMT), 5.50%, 7/15/35	3,500	3,786,790
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,475,055
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	944,521
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,676,980
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	215,310
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,468,350
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,115,392
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/34	5,000	5,134,700
(AMT), 6.00%, 4/1/35	1,385	1,546,851
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,008,330
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	6,500	6,259,305
		$ 34,931,584
Insured - Education — 1.1%
College of Charleston, SC, (AGC), 4.25%, 4/1/45	$5,000	$ 4,990,950
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	2,910	2,738,601
		$ 7,729,551
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	$280	$ 280,020
(NPFG), 5.25%, 7/1/25	170	169,934
(NPFG), 5.25%, 7/1/29	1,110	1,094,304

4
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.25%, 7/1/30	$530	$ 526,157
(NPFG), 5.25%, 7/1/34	100	98,994
		$ 2,169,409
Insured - General Obligations — 3.8%
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50(3)	$1,635	$ 1,789,524
(BAM), 5.25%, 8/1/54(3)	2,270	2,472,915
Bromley Park Metropolitan District No. 3, CO, (AGC), 4.00%, 12/1/44	1,000	958,770
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,472,813
(NPFG), 0.00%, 12/1/28	1,560	1,338,589
Fort Bend County Municipal Management District No. 1, TX, (AGC), 3.50%, 9/1/49	1,170	970,854
Generation Park Management District, TX, (AGC), 3.50%, 9/1/45	4,430	3,699,272
Glendale Union High School District No. 205, AZ, (AGC), 5.00%, 7/1/43	1,125	1,225,980
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	1,966,911
Harris County Municipal Utility District No. 55, TX, (AGC), 3.00%, 2/1/42	2,160	1,773,749
Lambertson Farms Metropolitan District No. 1, CO, (AGC), 4.25%, 12/15/49	1,150	1,087,624
Raindance Metropolitan District No. 2, CO:
(BAM), 4.00%, 12/1/44	1,385	1,351,358
(BAM), 4.00%, 12/1/49	2,750	2,598,090
Staunton Community Unit School District No. 6, IL, (AGC), 5.00%, 12/1/43(3)	1,000	1,056,790
Valley Regional Fire Authority, WA, (AGC), 5.00%, 12/1/42	1,315	1,446,881
Westchester, IL:
(BAM), 5.00%, 12/15/41(3)	500	538,668
(BAM), 5.00%, 12/15/43(3)	1,000	1,062,225
		$ 26,811,013
Insured - Hospital — 0.4%
El Paso County Hospital District, TX, (BAM), 4.25%, 2/15/54	$1,400	$ 1,331,946
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	2,500	1,806,625
		$ 3,138,571
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 1.2%
Anne Arundel County, MD, (The Village at Two Rivers), (AGC), 4.25%, 7/1/44(3)	$1,250	$ 1,238,562
Centerton, AR, Sales and Use Tax Revenue, (AGC), 4.125%, 11/1/49	495	480,615
East Montgomery County Improvement District, TX, Sales Tax Revenue, (AGC), 5.00%, 8/15/42	725	778,491
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,244,560
San Francisco City and County Redevelopment Agency, CA, (Mission Bay South Redevelopment), (AGC), 5.00%, 8/1/42	1,700	1,855,380
		$ 8,597,608
Insured - Transportation — 1.5%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,655,450
(AGM), (AMT), 5.25%, 1/1/38	1,000	1,085,920
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.00%, 7/1/38	1,000	1,067,270
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	1,870	1,851,730
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	185,542
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	1,981,040
		$ 10,826,952
Insured - Water and Sewer — 0.6%
Bennett, CO, Wastewater Revenue:
(AGC), 4.125%, 12/1/49	$2,300	$ 2,222,467
(AGC), 5.00%, 12/1/41	825	901,956
Southwestern Pennsylvania Water Authority, (AGM), 3.00%, 9/15/32	1,000	934,530
		$ 4,058,953
Lease Revenue/Certificates of Participation — 1.6%
Eagle County, CO:
4.375%, 12/1/49	$835	$ 845,412
5.25%, 12/1/44	1,250	1,376,950
Hancock County Redevelopment Authority, IN, 4.125%, 2/15/45(3)	1,250	1,206,352
Oklahoma Development Finance Authority, 4.00%, 6/1/43	3,545	3,486,082
Pennsylvania, 5.00%, 7/1/43	2,160	2,213,633

5
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
South Tahoe Public Utility District, CA, Water Revenue, 5.00%, 8/1/49	$1,250	$ 1,341,650
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	704,410
		$ 11,174,489
Other Revenue — 3.6%
Black Belt Energy Gas District, AL:
2.62%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,881,500
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,649,475
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	4,050	4,266,918
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 2.95%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,291,168
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	720	735,098
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,489,382
Series B, 5.00%, 1/1/32(1)	1,000	1,023,630
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,088,540
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,803,329
Public Finance Authority, WI, (Inperium, Inc.), 5.00%, 12/1/34(1)	1,750	1,762,880
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.796%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	1,675	1,672,722
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.739%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,020	1,021,795
		$ 25,686,437
Senior Living/Life Care — 8.5%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$2,525	$ 2,372,793
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,745,362
5.00%, 11/15/27	1,320	1,331,933
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	773,896
5.00%, 11/1/27	325	327,457
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	305,511
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa): (continued)
5.00%, 11/15/29	$315	$ 320,623
5.00%, 11/15/30	330	335,716
5.375%, 11/15/55	300	300,087
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	598,044
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/25	300	300,429
5.00%, 5/15/26	350	352,698
5.00%, 5/15/27	400	406,172
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	530	527,997
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	506,385
5.00%, 12/1/39	370	363,888
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	180	175,291
Howard County, MD, (Vantage House):
5.00%, 4/1/26	675	675,661
5.00%, 4/1/36	2,035	2,019,392
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,633
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.95%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,079,242
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	650,227
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	990	1,029,214
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	304,981
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	200,178
4.00%, 12/1/31	150	149,844
4.00%, 12/1/32	200	198,900
4.00%, 12/1/33	100	99,022
4.00%, 12/1/34	200	196,886
4.00%, 12/1/35	350	343,035
4.00%, 12/1/36	350	340,823
4.00%, 12/1/38	400	382,920
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,889,905

6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	$920	$ 915,354
5.75%, 7/1/54(1)	1,725	1,717,617
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/26	1,040	1,046,573
5.00%, 1/1/27	1,095	1,110,078
5.00%, 1/1/29	1,205	1,220,930
5.00%, 1/1/30	630	638,209
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	435,895
5.00%, 7/1/33	285	287,474
5.00%, 7/1/34	195	196,266
5.00%, 7/1/39	2,450	2,444,904
5.00%, 7/1/49	3,020	2,829,861
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	1,090	1,067,175
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,421
5.00%, 5/15/30	300	300,453
5.00%, 5/15/31	775	790,515
5.00%, 5/15/32	650	662,298
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,546,807
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	1,300	1,338,753
5.00%, 5/15/39	480	488,098
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	600	598,602
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,702,302
5.00%, 4/1/29	1,000	1,015,890
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,969,642
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	215	214,742
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	514,400
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,270,839
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	$540	$ 549,072
5.00%, 11/15/29	400	407,244
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	745,864
5.00%, 5/1/26	585	588,949
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,055,400
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	415	409,007
5.00%, 7/1/31(1)	985	985,749
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	190	185,670
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	846,804
5.00%, 1/1/28(1)	445	450,505
5.00%, 1/1/29(1)	460	466,992
5.00%, 1/1/34(1)	500	504,305
5.00%, 1/1/39(1)	750	744,765
		$ 59,494,569
Special Tax Revenue — 4.1%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(1)	$2,920	$ 2,949,112
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	310	290,287
3.50%, 6/1/39(1)	650	574,444
Blount County Public Building Authority, TN, (SPA: Bank of America, N.A.), 1.65%, 6/1/34(4)	9,600	9,600,000
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	468,907
2.55%, 7/1/46	1,265	878,353
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,700	1,969,501
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,735	1,676,635
Juban Crossing Economic Development District, LA, (General Infrastructure Projects), 5.00%, 9/15/49	2,000	2,039,440
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	260	242,489
4.25%, 12/1/54	850	792,370
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	850	836,374

7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts School Building Authority, 4.00%, 11/15/35	$1,990	$ 1,993,363
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	2,044,700
Omaha, NE, Riverfront Redevelopment Special Tax Revenue, 4.00%, 4/15/54	2,000	1,876,360
South Village Community Development District, FL:
2.75%, 5/1/25	95	94,794
3.25%, 5/1/27	95	93,889
4.35%, 5/1/26	185	185,398
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	645	581,442
		$ 29,187,858
Student Loan — 0.6%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/40	$4,150	$ 4,066,710
		$ 4,066,710
Transportation — 11.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area):
2.70%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,188,672
(LOC: Barclays Bank PLC), 1.45%, 4/1/55(4)	1,000	1,000,000
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), (AMT), 8.00% to 8/15/25 (Put Date), 1/1/50(1)	1,670	1,719,950
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/39	4,000	4,238,440
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,769,522
Denver City and County, CO, Airport System Revenue, (AMT), 4.00%, 12/1/43	6,250	5,924,375
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.00%, 1/1/31	2,385	2,555,337
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/36	3,080	3,217,768
(AMT), 5.00%, 5/15/45	4,925	4,932,043
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,049,184
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/38	1,600	1,697,616
(AMT), 5.00%, 10/1/42	5,000	5,071,900
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,519,066
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,022,382
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	$5,000	$ 4,680,900
(AMT), 5.00%, 5/1/37	2,100	2,142,861
(AMT), 5.00%, 5/1/37	3,000	3,061,230
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	2,090	2,106,448
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,980,240
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,101,100
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/47	3,000	3,018,120
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,180,660
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 1.85%, 1/1/32(4)	2,965	2,965,000
		$ 77,142,814
Water and Sewer — 5.7%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/49	$2,750	$ 2,942,692
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	3,930	3,782,900
Eastern Municipal Water District, CA, Water and Wastewater Revenue, (SPA: Bank of America, N.A.), 1.45%, 7/1/46(4)	1,000	1,000,000
Gainesville, GA, Water and Sewerage Revenue:
5.00%, 11/15/43	1,500	1,648,440
5.00%, 11/15/45	1,250	1,360,963
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
1.85%, 6/15/33(4)	10,000	10,000,000
5.00%, 6/15/43	4,000	4,348,920
5.25%, 6/15/53	3,000	3,258,390
(SPA: JPMorgan Chase Bank, N.A.), 1.85%, 6/15/44(4)	3,800	3,800,000
(SPA: State Street Bank and Trust Co.), 1.85%, 6/15/49(4)	2,100	2,100,000
San Antonio, TX, Water System Revenue, (SPA: Truist Bank), 1.85%, 5/1/54(4)	1,800	1,800,000
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,109,160
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 1.80%, 6/1/27(4)	2,000	2,000,000
		$ 40,151,465
Total Tax-Exempt Municipal Obligations (identified cost $643,825,538)		$642,075,778

8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 9.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,017,350
University of California:
3.349%, 7/1/29	1,150	1,093,777
4.40%, 7/1/41(5)	5,600	5,600,000
		$ 7,711,127
General Obligations — 2.2%
Atlantic City, NJ, 7.00%, 3/1/28	$1,390	$ 1,433,827
California:
7.50%, 4/1/34(6)	2,310	2,631,829
7.55%, 4/1/39(6)	2,725	3,201,493
Chicago, IL:
7.375%, 1/1/33	2,899	3,107,003
7.781%, 1/1/35	2,590	2,885,182
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	520,826
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,185,360
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	899,503
		$ 15,865,023
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$1,000	$ 992,140
		$ 992,140
Housing — 1.4%
Maine Housing Authority, (SPA: TD Bank, N.A.), 4.35%, 11/15/50(5)	$5,200	$ 5,200,000
New York Housing Finance Agency, (Liq: Barclays Bank PLC), 4.35%, 11/1/45(5)	1,400	1,400,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.35%, 1/1/47(5)	3,000	3,000,000
		$ 9,600,000
Insured - General Obligations — 0.5%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 586,620
Detroit, MI, (AMBAC), 5.15%, 4/1/25	1,728	1,728,039
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	1,003,910
		$ 3,318,569
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.5%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,230,518
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,235,115
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.75%, 9/1/25	500	497,035
(AGM), 4.00%, 9/1/26	500	493,540
		$ 3,456,208
Insured - Transportation — 0.1%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/38	$2,500	$ 1,146,600
		$ 1,146,600
Special Tax Revenue — 1.1%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$2,000	$ 2,006,640
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	2,000	1,764,120
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	327,352
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	3,500	3,450,440
		$ 7,548,552
Water and Sewer — 2.4%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.40%, 7/1/37(5)	$16,900	$ 16,900,000
		$ 16,900,000
Total Taxable Municipal Obligations (identified cost $67,253,027)		$ 66,538,219

9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 5.00%, 8/31/25	$5,500	$ 5,520,245
Total U.S. Treasury Obligations (identified cost $5,501,479)		$ 5,520,245
Total Investments — 101.6% (identified cost $717,021,856)		$714,578,046
Other Assets, Less Liabilities — (1.6)%		$(11,084,332)
Net Assets — 100.0%		$703,493,714
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $44,163,168 or 6.3% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2025.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At January 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	16.0%
Others, representing less than 10% individually	84.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2025, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 3.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
MBS	– Mortgage-Backed Security
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Statement of Assets and Liabilities (Unaudited)

January 31, 2025
Assets
Investments, at value (identified cost $717,021,856)	$714,578,046
Cash	42,640
Interest receivable	6,327,834
Receivable for investments sold	16,840,021
Receivable for Fund shares sold	1,721,828
Receivable from affiliates	96,863
Trustees' deferred compensation plan	72,837
Total assets	$739,680,069
Liabilities
Payable for when-issued securities	$34,437,399
Payable for Fund shares redeemed	951,167
Distributions payable	122,617
Payable to affiliates:
Investment adviser and administration fee	351,811
Distribution and service fees	21,388
Sub-transfer agency fee	2,891
Trustees' deferred compensation plan	72,837
Accrued expenses	226,245
Total liabilities	$36,186,355
Net Assets	$703,493,714
Sources of Net Assets
Paid-in capital	$757,982,324
Accumulated loss	(54,488,610)
Net Assets	$703,493,714
Class A Shares
Net Assets	$66,049,067
Shares Outstanding	5,831,598
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.33
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$11.71
Class C Shares
Net Assets	$8,664,990
Shares Outstanding	765,327
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.32
Class I Shares
Net Assets	$628,779,657
Shares Outstanding	55,444,026
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.34
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2025
Investment Income
Interest income	$14,167,165
Total investment income	$14,167,165
Expenses
Investment adviser and administration fee	$2,054,849
Distribution and service fees:
Class A	81,035
Class C	50,476
Trustees’ fees and expenses	22,480
Custodian fee	85,342
Transfer and dividend disbursing agent fees	111,394
Legal and accounting services	71,158
Printing and postage	12,097
Registration fees	41,848
Miscellaneous	100,020
Total expenses	$2,630,699
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$177,990
Total expense reductions	$177,990
Net expenses	$2,452,709
Net investment income	$11,714,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$2,571,361
Futures contracts	1,093,490
Net realized gain	$3,664,851
Change in unrealized appreciation (depreciation):
Investments	$(5,641,810)
Net change in unrealized appreciation (depreciation)	$(5,641,810)
Net realized and unrealized loss	$(1,976,959)
Net increase in net assets from operations	$9,737,497
12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Statements of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$11,714,456	$21,593,235
Net realized gain	3,664,851	4,117,038
Net change in unrealized appreciation (depreciation)	(5,641,810)	10,038,450
Net increase in net assets from operations	$9,737,497	$35,748,723
Distributions to shareholders:
Class A	$(1,027,680)	$(1,911,386)
Class C	(121,832)	(331,160)
Class I	(10,563,747)	(18,686,601)
Total distributions to shareholders	$(11,713,259)	$(20,929,147)
Transactions in shares of beneficial interest:
Class A	$5,887,137	$(1,923,021)
Class C	(2,236,500)	(4,682,182)
Class I	46,452,345	80,369,501
Net increase in net assets from Fund share transactions	$50,102,982	$73,764,298
Net increase in net assets	$48,127,220	$88,583,874
Net Assets
At beginning of period	$655,366,494	$566,782,620
At end of period	$703,493,714	$655,366,494
13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Financial Highlights

	Class A
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.35	$11.13	$11.39	$12.87	$12.33	$12.31
Income (Loss) From Operations
Net investment income(1)	$0.18	$0.38	$0.33	$0.21	$0.23	$0.26
Net realized and unrealized gain (loss)	(0.02)	0.20	(0.26)	(1.28)	0.54	0.02(2)
Total income (loss) from operations	$0.16	$0.58	$0.07	$(1.07)	$0.77	$0.28
Less Distributions
From net investment income	$(0.18)	$(0.36)	$(0.33)	$(0.22)	$(0.23)	$(0.26)
From net realized gain	—	—	—	(0.19)	—	—
Total distributions	$(0.18)	$(0.36)	$(0.33)	$(0.41)	$(0.23)	$(0.26)
Net asset value — End of period	$11.33	$11.35	$11.13	$11.39	$12.87	$12.33
Total Return(3)	1.43%(4)(5)	5.36%	0.65%	(8.47)%	6.34%	2.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,049	$60,358	$61,217	$79,594	$127,729	$129,416
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.92%(5)(6)	0.94%(5)	0.98%	0.93%	0.92%	0.92%
Interest and fee expense(7)	—	0.01%	0.01%	—	0.00%(8)	0.00%(8)
Total expenses	0.92%(5)(6)	0.95%(5)	0.99%	0.93%	0.92%	0.92%
Net investment income	3.17%(6)	3.38%	2.95%	1.77%	1.84%	2.15%
Portfolio Turnover	88%(4)	118%	98%	35%	62%	56%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05% and 0.03% of average daily net assets for the six months ended January 31, 2025 and the year ended July 31, 2024, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Amount is less than 0.005%.
14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.35	$11.13	$11.39	$12.87	$12.33	$12.30
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.29	$0.24	$0.12	$0.14	$0.17
Net realized and unrealized gain (loss)	(0.03)	0.21	(0.26)	(1.28)	0.54	0.03(2)
Total income (loss) from operations	$0.11	$0.50	$(0.02)	$(1.16)	$0.68	$0.20
Less Distributions
From net investment income	$(0.14)	$(0.28)	$(0.24)	$(0.13)	$(0.14)	$(0.17)
From net realized gain	—	—	—	(0.19)	—	—
Total distributions	$(0.14)	$(0.28)	$(0.24)	$(0.32)	$(0.14)	$(0.17)
Net asset value — End of period	$11.32	$11.35	$11.13	$11.39	$12.87	$12.33
Total Return(3)	0.96%(4)(5)	4.57%	(0.11)%	(9.15)%	5.55%	1.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,665	$10,908	$15,391	$24,274	$36,398	$41,939
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.67%(5)(6)	1.69%(5)	1.73%	1.68%	1.67%	1.67%
Interest and fee expense(7)	—	0.01%	0.01%	—	0.00%(8)	0.00%(8)
Total expenses	1.67%(5)(6)	1.70%(5)	1.74%	1.68%	1.67%	1.67%
Net investment income	2.42%(6)	2.63%	2.20%	1.03%	1.11%	1.40%
Portfolio Turnover	88%(4)	118%	98%	35%	62%	56%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05% and 0.03% of average daily net assets for the six months ended January 31, 2025 and the year ended July 31, 2024, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Amount is less than 0.005%.
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$11.37	$11.15	$11.41	$12.89	$12.35	$12.32
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.40	$0.36	$0.24	$0.27	$0.29
Net realized and unrealized gain (loss)	(0.03)	0.21	(0.26)	(1.28)	0.54	0.03(2)
Total income (loss) from operations	$0.17	$0.61	$0.10	$(1.04)	$0.81	$0.32
Less Distributions
From net investment income	$(0.20)	$(0.39)	$(0.36)	$(0.25)	$(0.27)	$(0.29)
From net realized gain	—	—	—	(0.19)	—	—
Total distributions	$(0.20)	$(0.39)	$(0.36)	$(0.44)	$(0.27)	$(0.29)
Net asset value — End of period	$11.34	$11.37	$11.15	$11.41	$12.89	$12.35
Total Return(3)	1.56%(4)(5)	5.53%	0.90%	(8.22)%	6.60%	2.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$628,780	$584,101	$490,175	$645,430	$1,202,483	$1,245,273
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67%(5)(6)	0.69%(5)	0.73%	0.67%	0.67%	0.67%
Interest and fee expense(7)	—	0.01%	0.01%	—	0.00%(8)	0.00%(8)
Total expenses	0.67%(5)(6)	0.70%(5)	0.74%	0.67%	0.67%	0.67%
Net investment income	3.42%(6)	3.63%	3.19%	2.01%	2.10%	2.40%
Portfolio Turnover	88%(4)	118%	98%	35%	62%	56%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.05% and 0.03% of average daily net assets for the six months ended January 31, 2025 and the year ended July 31, 2024, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Amount is less than 0.005%.
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
17

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a Fund), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to the Fund's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the Fund agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Fund had no Floating Rate Notes outstanding during the six months ended January 31, 2025.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2025.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts —Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
18

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to January 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At July 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $56,669,988 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2024, $18,247,701 are short-term and $38,422,287 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$716,048,292
Gross unrealized appreciation	$8,382,802
Gross unrealized depreciation	(9,853,048)
Net unrealized depreciation	$(1,470,246)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the six months ended January 31, 2025, the Fund's investment adviser and administration fee amounted to $2,054,849 or 0.59% (annualized) of the Fund’s average daily net assets.
EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.92%, 1.67% and 0.67% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 1, 2025. Pursuant to this agreement, EVM waived and/or reimbursed $177,990 of the Fund’s operating expenses for the six months ended January 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2025, EVM earned $3,652 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent
19

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,394 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2025. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended January 31, 2025 in the amount of $832. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2025 amounted to $81,035 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2025, the Fund paid or accrued to EVD $37,857 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2025 amounted to $12,619 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2025, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $652,684,064 and $621,401,304, respectively, for the six months ended January 31, 2025.
20

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended January 31, 2025 (Unaudited)		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,230,329	$ 14,042,462	1,433,544	$ 15,898,752
Issued to shareholders electing to receive payments of distributions in Fund shares	83,694	955,140	156,935	1,740,743
Redemptions	(800,247)	(9,110,465)	(1,772,973)	(19,562,516)
Net increase (decrease)	513,776	$ 5,887,137	(182,494)	$ (1,923,021)
Class C
Sales	52,545	$ 600,372	116,343	$ 1,293,237
Issued to shareholders electing to receive payments of distributions in Fund shares	10,465	119,398	28,267	313,075
Redemptions	(259,026)	(2,956,270)	(566,583)	(6,288,494)
Net decrease	(196,016)	$ (2,236,500)	(421,973)	$ (4,682,182)
Class I
Sales	11,460,699	$130,883,101	26,844,361	$295,215,567
Issued to shareholders electing to receive payments of distributions in Fund shares	867,611	9,911,598	1,532,680	17,053,644
Redemptions	(8,278,712)	(94,342,354)	(20,964,085)	(231,899,710)
Net increase	4,049,598	$ 46,452,345	7,412,956	$ 80,369,501
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2025, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended January 31, 2025, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
21

Eaton Vance
Municipal Opportunities Fund
January 31, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended January 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$1,093,490	$ —
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended January 31, 2025, which is indicative of the volume of this derivative type, was approximately $294,000.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2025.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 443,804	$ —	$ 443,804
Tax-Exempt Municipal Obligations	—	642,075,778	—	642,075,778
Taxable Municipal Obligations	—	66,538,219	—	66,538,219
U.S. Treasury Obligations	—	5,520,245	—	5,520,245
Total Investments	$ —	$714,578,046	$ —	$714,578,046
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2025 is not presented.
22

EMOAX-NCSR    1.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	March 27, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	March 27, 2025